UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	4/30/2015

Item 1.	Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 0.5%
Honeywell International, Inc.	11,308	$1,141,203
Rockwell Collins, Inc.	3,203	311,748

		1,452,951

Air Freight & Logistics — 0.2%
FedEx Corp.	2,827	479,374

Airlines — 0.3%
Spirit Airlines, Inc.*	13,304	910,925

Beverages — 0.8%
Constellation Brands, Inc. (Class A Stock)*	13,349	1,547,683
Pernod-Ricard SA (France)	6,082	755,896

		2,303,579

Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc.*	12,896	2,182,390
Biogen Idec, Inc.*	7,189	2,688,183
Celgene Corp.*	12,171	1,315,198
Gilead Sciences, Inc.*	45,493	4,572,501
Isis Pharmaceuticals, Inc.*(a)	3,491	198,010
Puma Biotechnology, Inc.*(a)	2,339	422,377
Receptos, Inc.*	2,442	359,804
Regeneron Pharmaceuticals, Inc.*	4,144	1,895,714
Vertex Pharmaceuticals, Inc.*	3,839	473,272

		14,107,449

Capital Markets — 3.3%
Affiliated Managers Group, Inc.*	5,060	1,144,218
BlackRock, Inc.	3,693	1,344,031
Charles Schwab Corp. (The)	203,242	6,198,881
Morgan Stanley	30,069	1,121,874

		9,809,004

Chemicals — 3.0%
Ecolab, Inc.	45,158	5,056,793
Monsanto Co.	13,866	1,580,169
Sherwin-Williams Co. (The)	8,683	2,413,874

		9,050,836

Commercial Services & Supplies — 1.7%
Stericycle, Inc.*	38,840	5,182,421

Construction Materials — 0.2%
Vulcan Materials Co.	7,954	680,226

Diversified Financial Services — 1.1%
IntercontinentalExchange Group, Inc.	10,529	2,364,076
Moody’s Corp.	7,725	830,592

		3,194,668

Electrical Equipment — 0.5%
AMETEK, Inc.	27,954	1,465,349

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. (Class A Stock)	82,470	4,566,364
National Instruments Corp.	71,189	2,036,005

		6,602,369

Energy Equipment & Services — 2.7%
FMC Technologies, Inc.*	72,974	3,218,153
Schlumberger Ltd.	51,046	4,829,462

		8,047,615

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	34,289	4,905,041
CVS Health Corp.	22,150	2,199,274
Whole Foods Market, Inc.	98,395	4,699,345

		11,803,660

Food Products — 2.6%
Danone (France)	11,985	867,262
Mead Johnson Nutrition Co.	60,771	5,829,154
Mondelez International, Inc. (Class A Stock)	24,721	948,545

		7,644,961

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	33,698	1,564,261
C.R. Bard, Inc.	2,815	468,923
Cooper Cos., Inc. (The)	3,666	652,805
Intuitive Surgical, Inc.*	10,781	5,347,160
Medtronic PLC	23,433	1,744,587

		9,777,736

Health Care Providers & Services — 4.4%
DaVita HealthCare Partners, Inc.*	54,736	4,439,090
Express Scripts Holding Co.*	76,013	6,567,523
McKesson Corp.	9,607	2,146,204

		13,152,817

Health Care Technology — 0.4%
Cerner Corp.*	18,786	1,349,023

Hotels, Restaurants & Leisure — 3.5%
Hilton Worldwide Holdings, Inc.*	27,410	793,794
Las Vegas Sands Corp.	2,831	149,703
Marriott International, Inc. (Class A Stock)	13,538	1,083,717
Starbucks Corp.	161,094	7,987,041
Wynn Resorts Ltd.	3,592	398,963
Yum! Brands, Inc.	2,088	179,484

		10,592,702

Household Products — 0.6%
Colgate-Palmolive Co.	25,407	1,709,383

Industrial Conglomerates — 3.3%
Danaher Corp.	101,835	8,338,250
Roper Industries, Inc.	9,355	1,573,230

		9,911,480

Internet & Catalog Retail — 5.6%
Amazon.com, Inc.*	19,044	8,032,378
Netflix, Inc.*	3,356	1,867,614
Priceline Group, Inc. (The)*	2,377	2,942,274
TripAdvisor, Inc.*	47,226	3,801,221

		16,643,487

Internet Software & Services — 7.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	7,495	609,269
Facebook, Inc. (Class A Stock)*	111,186	8,758,121
Google, Inc. (Class A Stock)*	11,194	6,142,931
Google, Inc. (Class C Stock)*	10,417	5,597,238

LinkedIn Corp. (Class A Stock)*	7,418	1,870,300
Twitter, Inc.*	11,128	433,547
Yahoo!, Inc.*	3,560	151,532
Zillow Group, Inc. (Class A Stock)*(a)	2,469	241,073

		23,804,011

IT Services — 8.7%
Cognizant Technology Solutions Corp. (Class A Stock)*	105,312	6,164,964
FleetCor Technologies, Inc.*	9,039	1,454,285
Genpact Ltd.*	142,713	3,119,706
MasterCard, Inc. (Class A Stock)	42,024	3,790,985
Visa, Inc. (Class A Stock)(a)	174,054	11,496,267

		26,026,207

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	27,641	3,473,921

Machinery — 1.1%
Colfax Corp.*(a)	65,926	3,269,270

Media — 1.9%
Comcast Corp. (Class A Stock)(a)	33,595	1,934,736
Time Warner, Inc.	18,513	1,562,683
Twenty-First Century Fox, Inc. (Class A Stock)	60,326	2,055,910
Walt Disney Co. (The)	1,610	175,039

		5,728,368

Multiline Retail — 1.0%
Burlington Stores, Inc.*	10,698	551,696
Dollar General Corp.	19,710	1,433,114
Dollar Tree, Inc.*	14,609	1,116,274

		3,101,084

Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corp.	11,020	1,036,982
Concho Resources, Inc.*	2,284	289,292
Noble Energy, Inc.	10,621	538,697
Pioneer Natural Resources Co.	3,373	582,787

		2,447,758

Personal Products — 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	70,107	5,698,998

Pharmaceuticals — 4.0%
Actavis PLC*	12,116	3,427,132
Bristol-Myers Squibb Co.	94,818	6,042,751
Eli Lilly & Co.	8,544	614,057
Valeant Pharmaceuticals International, Inc.*	6,266	1,359,283
Zoetis, Inc.	15,564	691,353

		12,134,576

Professional Services — 0.4%
Equifax, Inc.	8,075	782,710
Verisk Analytics, Inc. (Class A Stock)*	7,332	550,193

		1,332,903

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	29,444	2,783,341

Real Estate Management & Development — 0.2%
Realogy Holdings Corp.*	12,194	578,118

Road & Rail — 0.8%
Canadian Pacific Railway Ltd. (Canada)	5,546	1,056,957
Union Pacific Corp.	11,355	1,206,241

		2,263,198

Semiconductors & Semiconductor Equipment — 2.0%
Avago Technologies Ltd. (Singapore)	9,171	1,071,906
Broadcom Corp. (Class A Stock)	15,344	678,282
NXP Semiconductors NV (Netherlands)*	45,690	4,391,723

		6,141,911

Software — 5.7%
Adobe Systems, Inc.*	27,223	2,070,581
ANSYS, Inc.*	30,630	2,629,279
Intuit, Inc.	7,827	785,283
NetSuite, Inc.*(a)	21,106	2,017,101
Oracle Corp.	43,841	1,912,344
salesforce.com, inc.*	105,158	7,657,606

		17,072,194

Specialty Retail — 3.0%
AutoZone, Inc.*	2,239	1,506,086
L. Brands, Inc.	12,868	1,149,885
Ross Stores, Inc.	30,197	2,985,879
Tiffany & Co.	3,603	315,190
TJX Cos., Inc. (The)	31,726	2,047,596
Tractor Supply Co.	11,183	962,409
Urban Outfitters, Inc.*	4,022	161,041

		9,128,086

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	91,146	11,406,922
EMC Corp.	71,814	1,932,515

		13,339,437

Textiles, Apparel & Luxury Goods — 1.4%
LVMH Moet Hennessy Louis Vuitton SA (France)	5,685	994,116
NIKE, Inc. (Class B Stock)	10,789	1,066,385
PVH Corp.	3,006	310,670
VF Corp.	23,450	1,698,483

		4,069,654

Trading Companies & Distributors — 1.3%
Fastenal Co.(a)	87,927	3,747,449

TOTAL LONG-TERM INVESTMENTS (cost $197,364,289)		292,012,499

SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $19,796,331; includes $12,251,576 of cash collateral for securities on loan)(b)(w)	19,796,331	19,796,331

TOTAL INVESTMENTS — 104.1% (cost $217,160,620)(p)	311,808,830
Liabilities in excess of other assets — (4.1)%	(12,162,145)

NET ASSETS — 100.0%	$299,646,685

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,780,951; cash collateral of $12,251,576 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$219,457,220

Appreciation	93,441,813
Depreciation	(1,090,203)

Net Unrealized Appreciation	$92,351,610

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,452,951	$—	$—
Air Freight & Logistics	479,374	—	—
Airlines	910,925	—	—
Beverages	1,547,683	755,896	—
Biotechnology	14,107,449	—	—
Capital Markets	9,809,004	—	—
Chemicals	9,050,836	—	—
Commercial Services & Supplies	5,182,421	—	—
Construction Materials	680,226	—	—
Diversified Financial Services	3,194,668	—	—
Electrical Equipment	1,465,349	—	—
Electronic Equipment, Instruments & Components	6,602,369	—	—
Energy Equipment & Services	8,047,615	—	—
Food & Staples Retailing	11,803,660	—	—
Food Products	6,777,699	867,262	—
Health Care Equipment & Supplies	9,777,736	—	—
Health Care Providers & Services	13,152,817	—	—
Health Care Technology	1,349,023	—	—
Hotels, Restaurants & Leisure	10,592,702	—	—
Household Products	1,709,383	—	—
Industrial Conglomerates	9,911,480	—	—
Internet & Catalog Retail	16,643,487	—	—
Internet Software & Services	23,804,011	—	—
IT Services	26,026,207	—	—
Life Sciences Tools & Services	3,473,921	—	—
Machinery	3,269,270	—	—

Media	5,728,368	—	—
Multiline Retail	3,101,084	—	—
Oil, Gas & Consumable Fuels	2,447,758	—	—
Personal Products	5,698,998	—	—
Pharmaceuticals	12,134,576	—	—
Professional Services	1,332,903	—	—
Real Estate Investment Trusts (REITs)	2,783,341	—	—
Real Estate Management & Development	578,118	—	—
Road & Rail	2,263,198	—	—
Semiconductors & Semiconductor Equipment	6,141,911	—	—
Software	17,072,194	—	—
Specialty Retail	9,128,086	—	—
Technology Hardware, Storage & Peripherals	13,339,437	—	—
Textiles, Apparel & Luxury Goods	3,075,538	994,116	—
Trading Companies & Distributors	3,747,449	—	—
Affiliated Money Market Mutual Fund	19,796,331	—	—

Total	$309,191,556	$2,617,274	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 4.3%
Boeing Co. (The)	35,400	$5,074,236
Embraer SA (Brazil), ADR	11,700	364,806
Hexcel Corp.	65,750	3,297,362
Lockheed Martin Corp.	6,500	1,212,900
Northrop Grumman Corp.	21,400	3,296,456

		13,245,760

Auto Components — 0.7%
Johnson Controls, Inc.	43,800	2,206,644

Automobiles — 2.1%
Ford Motor Co.	182,900	2,889,820
General Motors Co.	57,800	2,026,468
Honda Motor Co. Ltd. (Japan), ADR	44,800	1,502,144

		6,418,432

Banks — 12.2%
Bank of America Corp.	383,386	6,107,339
CIT Group, Inc.	76,870	3,461,456
Citigroup, Inc.	114,493	6,104,767
Citizens Financial Group, Inc.	215,420	5,611,691
Fifth Third Bancorp	97,120	1,942,400
JPMorgan Chase & Co.	112,200	7,097,772
KeyCorp	163,900	2,368,355
Wells Fargo & Co.	84,243	4,641,789

		37,335,569

Beverages — 1.1%
Molson Coors Brewing Co. (Class B Stock)	19,200	1,411,392
PepsiCo, Inc.	19,370	1,842,474

		3,253,866

Building Products — 0.2%
Owens Corning, Inc.	17,900	692,014

Capital Markets — 3.2%
Ameriprise Financial, Inc.	8,400	1,052,352
Bank of New York Mellon Corp. (The)	11,500	486,910
Goldman Sachs Group, Inc. (The)	16,600	3,260,572
Morgan Stanley	79,260	2,957,191
State Street Corp.	24,800	1,912,576

		9,669,601

Chemicals — 2.2%
E.I. du Pont de Nemours & Co.	32,825	2,402,790
Eastman Chemical Co.	13,700	1,044,214
Praxair, Inc.	26,815	3,269,553

		6,716,557

Communications Equipment — 1.5%
Cisco Systems, Inc.	115,700	3,335,631
Telefonaktiebolaget LM Ericsson (Sweden), ADR	114,100	1,245,972

		4,581,603

Consumer Finance — 2.2%
Capital One Financial Corp.	53,300	4,309,305
Navient Corp.	121,200	2,368,248

		6,677,553

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	52,500	1,818,600
Verizon Communications, Inc.	46,700	2,355,548

		4,174,148

Electric Utilities — 1.5%
American Electric Power Co., Inc.	36,800	2,092,816
PPL Corp.	57,800	1,966,934
Southern Co. (The)	8,700	385,410

		4,445,160

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	113,000	2,365,090

Food & Staples Retailing — 2.0%
CVS Health Corp.	34,255	3,401,179
Kroger Co. (The)	20,700	1,426,437
Wal-Mart Stores, Inc.	17,200	1,342,460

		6,170,076

Food Products — 0.7%
ConAgra Foods, Inc.	36,100	1,305,015
Kellogg Co.	10,700	677,631
Mondelez International, Inc. (Class A Stock)	3,800	145,806

		2,128,452

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	61,410	2,850,652
Medtronic PLC	56,000	4,169,200
Zimmer Holdings, Inc.	7,800	856,752

		7,876,604

Health Care Providers & Services — 3.6%
Anthem, Inc.	20,600	3,109,158
Cigna Corp.	13,524	1,685,631
Humana, Inc.	5,500	910,800
UnitedHealth Group, Inc.	47,430	5,283,702

		10,989,291

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.	4,700	453,785

Household Durables — 0.8%
D.R. Horton, Inc.	40,700	1,033,780
Whirlpool Corp.	7,300	1,281,880

		2,315,660

Independent Power & Renewable Electricity Producers — 0.7%
Calpine Corp.*	67,100	1,463,451
NRG Energy, Inc.	28,500	719,340

		2,182,791

Industrial Conglomerates — 1.2%
General Electric Co.	121,000	3,276,680
Koninklijke Philips NV (Netherlands)	16,700	477,787

		3,754,467

Insurance — 7.1%
Allstate Corp. (The)	52,100	3,629,286
American International Group, Inc.	141,340	7,956,029
Chubb Corp. (The)	13,900	1,367,065
Marsh & McLennan Cos., Inc.	67,045	3,765,247
MetLife, Inc.	39,500	2,025,955
Travelers Cos., Inc. (The)	11,600	1,172,876
Unum Group	49,300	1,684,088

		21,600,546

IT Services — 2.1%
International Business Machines Corp.	7,200	1,233,288
Visa, Inc. (Class A Stock)(a)	49,430	3,264,852
Xerox Corp.	174,900	2,011,350

		6,509,490

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	70,425	2,913,482

Machinery — 3.6%
CNH Industrial NV (United Kingdom)(a)	145,600	1,269,632
Cummins, Inc.	15,500	2,143,030
Deere & Co.	11,500	1,040,980
Ingersoll-Rand PLC	55,395	3,647,207
PACCAR, Inc.	14,000	914,900
Parker Hannifin Corp.	8,100	966,816
Stanley Black & Decker, Inc.	10,500	1,036,350

		11,018,915

Media — 1.1%
Comcast Corp. (Special Class A Stock)(a)	13,100	754,429
Interpublic Group of Cos., Inc. (The)	42,000	875,280
Time Warner Cable, Inc.	12,000	1,866,240

		3,495,949

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	32,900	765,583

Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	63,000	2,617,020

Multiline Retail — 1.4%
Macy’s, Inc.	37,400	2,417,162
Target Corp.	23,200	1,828,856

		4,246,018

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	32,575	3,065,307
Chevron Corp.	20,400	2,265,624
ConocoPhillips	32,300	2,193,816
Devon Energy Corp.	16,500	1,125,465
Exxon Mobil Corp.	11,000	961,070
HollyFrontier Corp.	25,965	1,006,923
Marathon Oil Corp.	95,700	2,976,270
Murphy Oil Corp.	62,100	2,956,581
Occidental Petroleum Corp.	36,455	2,920,046
Royal Dutch Shell PLC (Netherlands), ADR	82,519	5,234,180
Sasol Ltd. (South Africa), ADR	29,700	1,195,425
Total SA (France), ADR	41,500	2,245,150
Valero Energy Corp.	18,400	1,046,960

		29,192,817

Paper & Forest Products — 1.6%
International Paper Co.	90,835	4,879,656

Pharmaceuticals — 6.7%
AbbVie, Inc.	49,240	3,183,858
Eli Lilly & Co.	19,200	1,379,904
GlaxoSmithKline PLC (United Kingdom), ADR	71,000	3,276,650
Johnson & Johnson	22,200	2,202,240
Merck & Co., Inc.	40,100	2,388,356
Pfizer, Inc.	69,600	2,361,528
Sanofi (France), ADR	47,700	2,411,235
Teva Pharmaceutical Industries Ltd. (Israel), ADR	52,700	3,184,134

		20,387,905

Professional Services — 0.1%
ManpowerGroup, Inc.	5,300	452,249

Road & Rail — 0.3%
Norfolk Southern Corp.	10,400	1,048,840

Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials, Inc.	146,630	2,901,808
Intel Corp.	74,900	2,437,995
Texas Instruments, Inc.	65,130	3,530,697

		8,870,500

Software — 5.3%
CA, Inc.	63,958	2,031,946
Check Point Software Technologies Ltd. (Israel)*(a)	36,740	3,067,055
Microsoft Corp.	145,075	7,056,448
Oracle Corp.	68,400	2,983,608
Symantec Corp.	47,900	1,193,907

		16,332,964

Specialty Retail — 1.7%
Bed Bath & Beyond, Inc.*	20,100	1,416,246
Home Depot, Inc. (The)	35,020	3,746,440

		5,162,686

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	58,007	7,259,576
Hewlett-Packard Co.	119,231	3,931,046
Seagate Technology PLC	50,820	2,984,151

		14,174,773

Tobacco — 0.6%
Altria Group, Inc.	25,500	1,276,275
Philip Morris International, Inc.	5,500	459,085

		1,735,360

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC (United Kingdom), ADR	83,900	2,953,280

TOTAL LONG-TERM INVESTMENTS (cost $222,177,459)		296,011,156

SHORT-TERM INVESTMENT — 4.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,252,257; includes $5,308,895 of cash collateral for securities on loan)(b)(w)	14,252,257	14,252,257

TOTAL INVESTMENTS — 101.6% (cost $236,429,716)(p)	310,263,413
Liabilities in excess of other assets — (1.6)%	(4,957,347)

NET ASSETS — 100.0%	$305,306,066

See the Glossary for abbreviations used in Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,100,416; cash collateral of $5,308,895 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$241,003,484

Appreciation	73,398,800
Depreciation	(4,138,871)

Net Unrealized Appreciation	$69,259,929

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,245,760	$—	$—
Auto Components	2,206,644	—	—
Automobiles	6,418,432	—	—
Banks	37,335,569	—	—
Beverages	3,253,866	—	—
Building Products	692,014	—	—
Capital Markets	9,669,601	—	—
Chemicals	6,716,557	—	—
Communications Equipment	4,581,603	—	—
Consumer Finance	6,677,553	—	—
Diversified Telecommunication Services	4,174,148	—	—
Electric Utilities	4,445,160	—	—
Electronic Equipment, Instruments & Components	2,365,090	—	—
Food & Staples Retailing	6,170,076	—	—
Food Products	2,128,452	—	—
Health Care Equipment & Supplies	7,876,604	—	—
Health Care Providers & Services	10,989,291	—	—
Hotels, Restaurants & Leisure	453,785	—	—
Household Durables	2,315,660	—	—
Independent Power & Renewable Electricity Producers	2,182,791	—	—
Industrial Conglomerates	3,754,467	—	—
Insurance	21,600,546	—	—
IT Services	6,509,490	—	—
Life Sciences Tools & Services	2,913,482	—	—
Machinery	11,018,915	—	—
Media	3,495,949	—	—

Metals & Mining	765,583	—	—
Multi-Utilities	2,617,020	—	—
Multiline Retail	4,246,018	—	—
Oil, Gas & Consumable Fuels	29,192,817	—	—
Paper & Forest Products	4,879,656	—	—
Pharmaceuticals	20,387,905	—	—
Professional Services	452,249	—	—
Road & Rail	1,048,840	—	—
Semiconductors & Semiconductor Equipment	8,870,500	—	—
Software	16,332,964	—	—
Specialty Retail	5,162,686	—	—
Technology Hardware, Storage & Peripherals	14,174,773	—	—
Tobacco	1,735,360	—	—
Wireless Telecommunication Services	2,953,280	—	—
Affiliated Money Market Mutual Fund	14,252,257	—	—

Total	$310,263,413	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 98.4%
Aerospace & Defense — 1.8%
Astronics Corp.*	16,064	$1,081,268
Hexcel Corp.	32,725	1,641,159

		2,722,427

Airlines — 2.9%
JetBlue Airways Corp.*(a)	109,095	2,239,720
Spirit Airlines, Inc.*	26,212	1,794,736
Virgin America, Inc.*(a)	11,890	341,719

		4,376,175

Banks — 4.9%
Bank of the Ozarks, Inc.	40,806	1,581,641
CoBiz Financial, Inc.	40,774	489,696
ConnectOne Bancorp, Inc.	26,695	513,078
Customers Bancorp, Inc.*	16,995	428,444
FCB Financial Holdings, Inc. (Class A Stock)*	26,060	697,366
First NBC Bank Holding Co.*	23,300	819,694
Opus Bank	34,560	1,081,728
Pacific Premier Bancorp, Inc.*	19,452	304,618
PacWest Bancorp(a)	14,532	655,393
PrivateBancorp, Inc.	3,790	140,495
UMB Financial Corp.	13,500	672,165

		7,384,318

Biotechnology — 9.5%
Acorda Therapeutics, Inc.*	23,570	708,750
Adamas Pharmaceuticals, Inc.*	13,690	236,426
Akebia Therapeutics, Inc.*(a)	32,400	248,508
Alder Biopharmaceuticals, Inc.*	13,935	355,343
Amicus Therapeutics, Inc.*	37,870	380,972
Anacor Pharmaceuticals, Inc.*	13,466	709,524
Avalanche Biotechnologies, Inc.*	6,020	191,797
Bellicum Pharmaceuticals, Inc.*(a)	11,340	271,933
Bluebird Bio, Inc.*	3,670	488,807
Cepheid, Inc.*(a)	15,251	855,581
Chimerix, Inc.*	12,085	410,890
Dicerna Pharmaceuticals Inc*(a)	3,948	79,236
Enanta Pharmaceuticals, Inc.*	7,507	257,040
Insmed, Inc.*	23,910	479,156
Intercept Pharmaceuticals, Inc.*(a)	2,650	669,947
Intrexon Corp.*(a)	25,480	989,388
Isis Pharmaceuticals, Inc.*(a)	7,106	403,052
MacroGenics, Inc.*	21,370	611,396
Neurocrine Biosciences, Inc.*	31,722	1,081,403
Ophthotech Corp.*	17,893	810,195
Portola Pharmaceuticals, Inc.*	36,658	1,308,324
Puma Biotechnology, Inc.*(a)	3,202	578,217
Receptos, Inc.*	4,699	692,351
Sage Therapeutics, Inc.*	9,039	479,067
Seattle Genetics, Inc.*	9,295	319,190
Synageva BioPharma Corp.*	1,863	171,322
Ultragenyx Pharmaceutical, Inc.*(a)	3,750	211,613
ZIOPHARM Oncology, Inc.*(a)	19,510	171,883

		14,171,311

Building Products — 2.9%
Apogee Enterprises, Inc.	30,243	1,591,387

PGT, Inc.*	36,192	409,693
Trex Co., Inc.*(a)	50,255	2,357,965

		4,359,045

Capital Markets — 1.2%
Fortress Investment Group LLC (Class A Stock)	62,960	511,235
Stifel Financial Corp.*	21,364	1,128,874
Virtu Financial, Inc. (Class A Stock)*	7,960	170,264

		1,810,373

Chemicals — 2.0%
Huntsman Corp.	28,924	666,698
PolyOne Corp.	13,831	540,101
Quaker Chemical Corp.	20,522	1,707,841

		2,914,640

Commercial Services & Supplies — 1.5%
ARC Document Solutions, Inc.*	54,902	468,863
Knoll, Inc.	17,120	389,823
Matthews International Corp. (Class A Stock)	4,210	204,311
Waste Connections, Inc.	24,305	1,152,300

		2,215,297

Communications Equipment — 1.0%
Ciena Corp.*	14,670	312,471
Finisar Corp.*(a)	18,951	385,274
Palo Alto Networks, Inc.*	5,156	761,644

		1,459,389

Construction & Engineering — 1.1%
EMCOR Group, Inc.	9,441	421,352
Northwest Pipe Co.*	22,325	541,158
Tutor Perini Corp.*	32,828	695,953

		1,658,463

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	5,836	832,505

Consumer Finance — 0.2%
PRA Group, Inc.*(a)	5,770	316,052

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.*	9,280	466,598
Chegg, Inc.*(a)	47,560	353,371
Grand Canyon Education, Inc.*	8,420	381,258
Sotheby’s(a)	6,543	279,451

		1,480,678

Diversified Telecommunication Services — 0.7%
8x8, Inc.*	61,167	533,988
Vonage Holdings Corp.*	100,870	467,028

		1,001,016

Electrical Equipment — 0.9%
Acuity Brands, Inc.	1,880	313,866
Enphase Energy, Inc.*(a)	31,510	396,080
Thermon Group Holdings, Inc.*	27,455	638,878

		1,348,824

Electronic Equipment, Instruments & Components — 3.3%
Cognex Corp.*	13,905	624,195

Coherent, Inc.*	12,234	734,040
FARO Technologies, Inc.*	21,548	858,257
IPG Photonics Corp.*(a)	27,693	2,453,046
Methode Electronics, Inc.	6,830	290,002

		4,959,540

Energy Equipment & Services — 0.2%
Geospace Technologies Corp.*(a)	16,751	361,822

Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	5,578	458,400
Natural Grocers by Vitamin Cottage, Inc.*(a)	30,471	801,997
United Natural Foods, Inc.*	9,115	614,898

		1,875,295

Food Products — 0.9%
Inventure Foods, Inc.*	16,480	160,680
Whitewave Foods Co. (The) (Class A Stock)*	27,928	1,227,994

		1,388,674

Health Care Equipment & Supplies — 6.1%
Abaxis, Inc.(a)	4,860	311,040
AtriCure, Inc.*(a)	19,290	424,573
Cantel Medical Corp.	5,990	268,292
Cooper Cos., Inc. (The)	4,230	753,236
DexCom, Inc.*	9,922	670,430
Endologix, Inc.*	19,125	297,585
Inogen, Inc.*	18,310	672,709
K2M Group Holdings, Inc.*	35,257	740,750
LDR Holding Corp.*	5,586	189,086
Natus Medical, Inc.*	30,691	1,157,358
Sirona Dental Systems, Inc.*(a)	8,956	830,669
Spectranetics Corp. (The)*(a)	27,200	697,680
STERIS Corp.(a)	8,501	565,316
Thoratec Corp.*	25,291	1,014,422
Zeltiq Aesthetics, Inc.*(a)	14,439	443,277

		9,036,423

Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc.*(a)	32,995	2,260,157
Air Methods Corp.*(a)	14,521	663,610
Centene Corp.*	26,110	1,618,559
ExamWorks Group, Inc.*(a)	11,080	453,726
Team Health Holdings, Inc.*	16,428	978,616
WellCare Health Plans, Inc.*	10,280	795,980

		6,770,648

Health Care Technology — 0.9%
MedAssets, Inc.*	21,689	438,985
Medidata Solutions, Inc.*(a)	11,092	592,646
Veeva Systems, Inc. (Class A Stock)*	11,780	312,759

		1,344,390

Hotels, Restaurants & Leisure — 3.9%
Belmond Ltd. (Class A Stock)*	101,421	1,249,507
Buffalo Wild Wings, Inc.*(a)	2,604	414,817
Chuy’s Holdings, Inc.*(a)	40,479	915,635
Cracker Barrel Old Country Store, Inc.	1,577	208,921
Dave & Buster’s Entertainment, Inc.*	19,787	623,686
Diversified Restaurant Holdings, Inc.*	41,843	152,727

Jack in the Box, Inc.	12,945	1,123,238
Red Robin Gourmet Burgers, Inc.*	13,990	1,050,509
Scientific Games Corp. (Class A Stock)*(a)	3,350	42,444

		5,781,484

Household Durables — 1.7%
Ethan Allen Interiors, Inc.(a)	11,670	282,647
Installed Building Products, Inc.*	5,650	117,577
KB Home	28,515	413,182
Universal Electronics, Inc.*	31,676	1,708,604

		2,522,010

Insurance — 0.8%
AmTrust Financial Services, Inc.	9,605	571,209
Atlas Financial Holdings, Inc. (Canada)*	4,630	85,424
Enstar Group Ltd.*	3,358	476,970

		1,133,603

Internet Software & Services — 4.4%
ChannelAdvisor Corp.*(a)	33,100	338,613
Cornerstone OnDemand, Inc.*(a)	23,757	680,163
Demandware, Inc.*(a)	16,581	1,021,389
Everyday Health, Inc.*	31,517	386,398
GTT Communications, Inc.*	39,670	724,374
HomeAway, Inc.*(a)	52,221	1,459,577
Pandora Media, Inc.*(a)	8,765	156,368
WebMD Health Corp.*(a)	13,120	579,248
Yelp, Inc.*	11,290	444,713
Zillow Group, Inc. (Class A Stock)*(a)	8,101	790,982

		6,581,825

IT Services — 1.2%
EPAM Systems, Inc.*	23,662	1,531,168
Global Cash Access Holdings, Inc.*	38,910	287,934

		1,819,102

Leisure Products — 1.5%
Black Diamond, Inc.*	7,303	65,800
Brunswick Corp.	36,529	1,827,911
Malibu Boats, Inc. (Class A Stock)*	15,540	328,982

		2,222,693

Life Sciences Tools & Services — 0.4%
PAREXEL International Corp.*	10,354	658,255

Machinery — 2.3%
Adept Technology, Inc.*(a)	11,460	70,021
Chart Industries, Inc.*	7,969	323,143
Colfax Corp.*(a)	12,523	621,015
Proto Labs, Inc.*(a)	5,696	398,720
Tennant Co.	7,540	484,747
WABCO Holdings, Inc.*(a)	6,364	792,000
Woodward, Inc.	15,551	731,674

		3,421,320

Media — 0.5%
Rentrak Corp.*(a)	14,921	707,255

Multiline Retail — 0.3%
Burlington Stores, Inc.*	7,890	406,887

Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.*	6,173	509,705
Gulfport Energy Corp.*	20,049	981,198
Rice Energy, Inc.*(a)	40,219	990,594
RSP Permian, Inc.*(a)	30,205	876,549
Sanchez Energy Corp.*	17,800	261,482
Synergy Resources Corp.*	15,200	182,096

		3,801,624

Pharmaceuticals — 2.2%
Akorn, Inc.*	16,195	674,360
Depomed, Inc.*(a)	34,910	812,007
Horizon Pharma PLC*(a)	17,526	492,831
Marinus Pharmaceuticals, Inc.*(a)	9,250	82,140
Pacira Pharmaceuticals, Inc.*(a)	3,604	246,802
Prestige Brands Holdings, Inc.*	10,366	406,865
Theravance Biopharma, Inc. (Cayman Islands)*	9,309	148,944
ZS Pharma, Inc.*(a)	9,840	374,609

		3,238,558

Professional Services — 1.5%
Advisory Board Co. (The)*	7,208	374,023
Kforce, Inc.	42,301	961,925
Korn/Ferry International	12,550	395,702
Paylocity Holding Corp.*	15,908	447,810

		2,179,460

Real Estate Investment Trusts (REITs) — 1.0%
Geo Group, Inc. (The)	26,723	1,042,197
Two Harbors Investment Corp.(a)	40,650	426,825

		1,469,022

Real Estate Management & Development — 0.2%
Marcus & Millichap, Inc*	10,570	373,967

Road & Rail — 1.2%
Landstar System, Inc.	12,637	787,412
Quality Distribution, Inc.*	36,895	365,998
Roadrunner Transportation Systems, Inc.*	23,802	582,435

		1,735,845

Semiconductors & Semiconductor Equipment — 4.2%
Cavium, Inc.*	38,708	2,507,891
Inphi Corp.*(a)	21,972	471,299
Kulicke & Soffa Industries, Inc. (Singapore)*	24,655	372,537
Microsemi Corp.*	36,986	1,233,853
Pixelworks, Inc.*(a)	45,280	210,552
Qorvo, Inc.*	8,759	577,306
Synaptics, Inc.*	1,610	136,399
Veeco Instruments, Inc.*	27,327	806,420

		6,316,257

Software — 11.3%
Aspen Technology, Inc.*	14,756	655,019
Fortinet, Inc.*	30,989	1,169,525
Gigamon, Inc.*	13,919	409,636
Glu Mobile, Inc.*(a)	131,095	886,202
Guidewire Software, Inc.*	27,344	1,365,833
Imperva, Inc.*	52,426	2,391,674
Manhattan Associates, Inc.*	9,780	514,037
MicroStrategy, Inc. (Class A Stock)*	5,725	1,042,637

Model N, Inc.*	23,541	276,607
Proofpoint, Inc.*(a)	19,230	1,038,035
PTC, Inc.*	22,029	844,592
QLIK Technologies, Inc.*(a)	32,352	1,125,526
Qualys, Inc.*	30,644	1,517,491
Synchronoss Technologies, Inc.*(a)	16,825	771,931
Tableau Software, Inc. (Class A Stock)*(a)	7,123	696,914
Ultimate Software Group, Inc. (The)*	10,893	1,810,634
Varonis Systems, Inc.*	13,146	377,948

		16,894,241

Specialty Retail — 4.0%
American Eagle Outfitters, Inc.	40,840	649,764
Christopher & Banks Corp.*	50,143	297,849
Five Below, Inc.*(a)	8,265	278,696
Genesco, Inc.*	35,389	2,391,943
MarineMax, Inc.*	32,172	710,358
Tilly’s, Inc. (Class A Stock)*	22,517	300,377
Vitamin Shoppe, Inc.*	31,150	1,304,562

		5,933,549

Technology Hardware, Storage & Peripherals — 0.5%
Stratasys Ltd.*(a)	7,927	296,866
Super Micro Computer, Inc.*	14,830	426,659

		723,525

Textiles, Apparel & Luxury Goods — 1.4%
Sequential Brands Group, Inc.*(a)	42,310	524,644
Steven Madden Ltd.*	22,844	891,373
Tumi Holdings, Inc.*	13,251	309,941
Vince Holding Corp.*	21,998	405,423

		2,131,381

Thrifts & Mortgage Finance — 1.8%
BofI Holding, Inc.*(a)	5,380	493,938
LendingTree, Inc.*	12,300	676,869
MGIC Investment Corp.*	75,260	784,209
Walker & Dunlop, Inc.*	35,670	682,724

		2,637,740

Trading Companies & Distributors — 0.2%
H&E Equipment Services, Inc.	14,849	367,067

TOTAL COMMON STOCKS (cost $110,334,805)		146,843,975

WARRANTS*(l)

	Units
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16 (cost $—)(a)	8,265	496

TOTAL LONG-TERM INVESTMENTS (cost $110,334,805)		146,844,471

	Shares
SHORT-TERM INVESTMENT — 15.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $22,673,766; includes $21,016,919 of cash collateral for securities on loan)(b)(w)	22,673,766	22,673,766

TOTAL INVESTMENTS — 113.6% (cost $133,008,571)(p)		169,518,237
Liabilities in excess of other assets — (13.6)%		(20,240,874)

NET ASSETS — 100.0%		$149,277,363

The following abbreviation is used in the Portfolio descriptions:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,136,148; cash collateral of $21,016,919 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of April 30, 2015.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$133,601,449

Appreciation	41,034,672
Depreciation	(5,117,884)

Net Unrealized Appreciation	$35,916,788

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,722,427	$—	$—
Airlines	4,376,175	—	—
Banks	7,384,318	—	—
Biotechnology	14,171,311	—	—
Building Products	4,359,045	—	—
Capital Markets	1,810,373	—	—
Chemicals	2,914,640	—	—
Commercial Services & Supplies	2,215,297	—	—
Communications Equipment	1,459,389	—	—
Construction & Engineering	1,658,463	—	—
Construction Materials	832,505	—	—
Consumer Finance	316,052	—	—
Diversified Consumer Services	1,480,678	—	—
Diversified Telecommunication Services	1,001,016	—	—
Electrical Equipment	1,348,824	—	—
Electronic Equipment, Instruments & Components	4,959,540	—	—
Energy Equipment & Services	361,822	—	—
Food & Staples Retailing	1,875,295	—	—

Food Products	1,388,674	—	—
Health Care Equipment & Supplies	9,036,423	—	—
Health Care Providers & Services	6,770,648	—	—
Health Care Technology	1,344,390	—	—
Hotels, Restaurants & Leisure	5,781,484	—	—
Household Durables	2,522,010	—	—
Insurance	1,133,603	—	—
Internet Software & Services	6,581,825	—	—
IT Services	1,819,102	—	—
Leisure Products	2,222,693	—	—
Life Sciences Tools & Services	658,255	—	—
Machinery	3,421,320	—	—
Media	707,255	—	—
Multiline Retail	406,887	—	—
Oil, Gas & Consumable Fuels	3,801,624	—	—
Pharmaceuticals	3,238,558	—	—
Professional Services	2,179,460	—	—
Real Estate Investment Trusts (REITs)	1,469,022	—	—
Real Estate Management & Development	373,967	—	—
Road & Rail	1,735,845	—	—
Semiconductors & Semiconductor Equipment	6,316,257	—	—
Software	16,894,241	—	—
Specialty Retail	5,933,549	—	—
Technology Hardware, Storage & Peripherals	723,525	—	—
Textiles, Apparel & Luxury Goods	2,131,381	—	—
Thrifts & Mortgage Finance	2,637,740	—	—
Trading Companies & Distributors	367,067	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	496
Affiliated Money Market Mutual Fund	22,673,766	—	—

Total	$169,517,741	$—	$496

Small Capitalization Value Portfolio

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 96.3%
Aerospace & Defense — 2.4%
Cubic Corp.	22,299	$1,105,584
Curtiss-Wright Corp.	179,110	13,085,777
Ducommun, Inc.*	44,373	1,348,939
Engility Holdings, Inc.	119,364	3,326,675
Huntington Ingalls Industries, Inc.	12,329	1,622,373
Moog, Inc. (Class A Stock)*	96,598	6,750,268
Orbital ATK, Inc.	33,325	2,438,057
Teledyne Technologies, Inc.*(a)	76,334	8,012,780
Triumph Group, Inc.	160,675	9,518,387

		47,208,840

Air Freight & Logistics — 0.9%
Air Transport Services Group, Inc.*	134,868	1,256,970
Atlas Air Worldwide Holdings, Inc.*	339,328	16,538,847
Park-Ohio Holdings Corp.	4,400	203,852

		17,999,669

Airlines — 1.2%
Alaska Air Group, Inc.	28,893	1,850,885
Hawaiian Holdings, Inc.*(a)	361,591	8,345,520
JetBlue Airways Corp.*(a)	235,939	4,843,828
Republic Airways Holdings, Inc.*	628,532	7,693,232
SkyWest, Inc.	161,368	2,202,673

		24,936,138

Auto Components — 4.3%
American Axle & Manufacturing Holdings, Inc.*	648,492	16,166,906
Cooper Tire & Rubber Co.	517,808	22,001,662
Cooper-Standard Holding, Inc.*	6,900	421,038
Dana Holding Corp.(a)	944,947	20,382,507
Lear Corp.	8,590	953,748
Modine Manufacturing Co.*	103,760	1,275,210
Strattec Security Corp.	26,528	1,991,457
Tenneco, Inc.*	259,945	15,193,785
Tower International, Inc.*	238,689	6,172,497

		84,558,810

Automobiles — 0.2%
Thor Industries, Inc.	71,600	4,308,172

Banks — 15.1%
1st Source Corp.	76,626	2,384,601
Arrow Financial Corp.	10,375	270,373
Associated Banc-Corp.(a)	44,799	842,669
BancFirst Corp.	22,148	1,278,383
Banco Latinoamericano de Comercio Exterior SA (Panama)	202,011	6,417,889
Bank of Marin Bancorp	44,762	2,256,900
BankUnited, Inc.	38,764	1,273,785
Banner Corp.	22,900	1,035,538
BBCN Bancorp, Inc.	488,451	6,931,120
Boston Private Financial Holdings, Inc.	795,796	10,464,717
Bryn Mawr Bank Corp.	13,101	394,209
Camden National Corp.	6,451	247,202
Cardinal Financial Corp.	40,334	832,090
Cathay General Bancorp	601,190	17,182,010
Chemical Financial Corp.	150,358	4,646,062
Citizens & Northern Corp.	14,116	280,061

City Holding Co.(a)	16,600	763,102
CNB Financial Corp.	15,099	259,401
Community Bank System, Inc.(a)	121,603	4,250,025
Community Trust Bancorp, Inc.	22,206	712,369
ConnectOne Bancorp, Inc.	14,980	287,916
Customers Bancorp, Inc.*	230,980	5,823,006
CVB Financial Corp.	291,009	4,554,291
East West Bancorp, Inc.	7,971	323,543
Enterprise Financial Services Corp.	60,180	1,235,495
Fidelity Southern Corp.	163,393	2,745,002
Financial Institutions, Inc.	33,528	789,584
First Bancorp	22,611	366,977
First BanCorp.*	1,187,507	7,136,917
First Busey Corp.	8,500	53,040
First Business Financial Services, Inc.	2,100	95,382
First Community Bancshares, Inc.	28,834	483,258
First Financial Bancorp	271,851	4,692,148
First Financial Corp.	35,759	1,214,018
First Horizon National Corp.(a)	123,591	1,761,172
First Interstate Bancsystem, Inc.	392,616	10,624,189
First Merchants Corp.	153,207	3,457,882
First NBC Bank Holding Co.*	143,397	5,044,706
First Niagara Financial Group, Inc.	403,900	3,673,471
First of Long Island Corp. (The)	25,482	637,560
FirstMerit Corp.	671,466	13,006,296
Flushing Financial Corp.	7,700	147,532
Fulton Financial Corp.	203,800	2,478,208
German American Bancorp, Inc.	15,073	431,239
Great Southern Bancorp, Inc.	12,463	491,291
Guaranty Bancorp	16,359	257,491
Hancock Holding Co.	148,962	4,336,284
Hanmi Financial Corp.	102,578	2,182,860
Heartland Financial USA, Inc.	58,050	1,997,501
Hilltop Holdings, Inc.*	230,003	4,625,360
Horizon Bancorp	24,936	582,256
International Bancshares Corp.	181,842	4,724,255
Lakeland Bancorp, Inc.	72,207	819,549
Lakeland Financial Corp.	47,393	1,850,697
MainSource Financial Group, Inc.	45,973	884,980
Metro Bancorp, Inc.	16,318	418,394
MidWestOne Financial Group, Inc.	12,557	367,292
National Penn Bancshares, Inc.	1,269,961	13,207,594
NBT Bancorp, Inc.	60,434	1,459,481
OFG Bancorp (Puerto Rico)(a)	120,063	1,691,688
Old National Bancorp	1,139,743	15,568,889
Pacific Continental Corp.	26,640	343,656
Peapack Gladstone Financial Corp.	20,079	420,253
Popular, Inc. (Puerto Rico)*	92,800	3,009,504
Preferred Bank	51,305	1,445,775
PrivateBancorp, Inc.	99,220	3,678,085
Prosperity Bancshares, Inc.	169,358	9,033,556
Renasant Corp.(a)	76,627	2,276,588
Republic Bancorp, Inc. (Class A Stock)	3,651	86,821
S&T Bancorp, Inc.	82,263	2,212,875
Sandy Spring Bancorp, Inc.	16,808	438,016
Sierra Bancorp	9,658	158,198
Stock Yards Bancorp, Inc.	29,145	1,014,246
TCF Financial Corp.	460,346	7,209,018
Tompkins Financial Corp.	35,943	1,874,427
Trico Bancshares	91,239	2,127,694
Tristate Capital Holdings, Inc.*	14,000	175,000
Trustmark Corp.	361,035	8,592,633

Umpqua Holdings Corp.	834,398	14,193,110
Union Bankshares Corp.	289,000	6,288,640
United Community Banks, Inc.	117,213	2,181,334
Univest Corp. of Pennsylvania	37,188	725,538
Webster Financial Corp.	726,272	26,022,326
WesBanco, Inc.	82,448	2,597,937
West Bancorporation, Inc.	25,759	488,391
Western Alliance Bancorp*	207,846	6,426,598
Wilshire Bancorp, Inc.	491,160	5,181,738
Wintrust Financial Corp.	54,720	2,667,053

		300,120,210

Capital Markets — 2.3%
Arlington Asset Investment Corp. (Class A Stock)(a)	100,096	2,170,081
Calamos Asset Management, Inc. (Class A Stock)	84,749	1,048,345
FBR & Co.*	12,004	257,606
Investment Technology Group, Inc.*	388,311	11,062,981
Oppenheimer Holdings, Inc. (Class A Stock)	27,294	652,054
Piper Jaffray Cos.*	111,983	5,649,542
Stifel Financial Corp.*	471,179	24,897,098

		45,737,707

Chemicals — 1.7%
Cabot Corp.	246,181	10,521,776
Chase Corp.	8,404	300,947
Innophos Holdings, Inc.	50,858	2,687,337
Innospec, Inc.	137,740	6,019,238
Minerals Technologies, Inc.	31,011	2,100,375
Schulman (A.), Inc.	121,660	5,164,467
Stepan Co.	132,319	6,739,007
Tredegar Corp.	43,580	892,082

		34,425,229

Commercial Services & Supplies — 1.5%
ACCO Brands Corp.*	515,341	4,055,734
Ennis, Inc.	398,256	6,125,177
Kimball International, Inc. (Class B Stock)	73,000	738,760
Performant Financial Corp.*(a)	47,706	141,687
Pitney Bowes, Inc.	49,095	1,098,255
Quad/Graphics, Inc.	222,971	4,802,795
UniFirst Corp.	9,225	1,044,547
Viad Corp.	123,811	3,289,658
West Corp.	306,137	9,474,940

		30,771,553

Communications Equipment — 0.3%
Alliance Fiber Optic Products, Inc.	64,541	1,184,973
Bel Fuse, Inc. (Class B Stock)	22,209	455,951
Brocade Communications Systems, Inc.	119,379	1,348,983
Polycom, Inc.*	179,868	2,347,277

		5,337,184

Construction & Engineering — 1.2%
Aegion Corp.*	497,793	9,169,347
Argan, Inc.	186,262	6,018,125
EMCOR Group, Inc.	75,309	3,361,041
MYR Group, Inc.*	141,885	4,160,068
Northwest Pipe Co.*	32,483	787,388

		23,495,969

Consumer Finance — 1.9%
Cash America International, Inc.	268,182	6,951,277
Credit Acceptance Corp.*(a)	44,201	10,440,276
Encore Capital Group, Inc.*(a)	238,691	9,652,664
Enova International, Inc.*(a)	243,511	4,507,389
Ezcorp, Inc. (Class A Stock)*(a)	88,401	813,289
Nelnet, Inc. (Class A Stock)	138,253	6,189,587

		38,554,482

Containers & Packaging — 1.7%
Berry Plastics Group, Inc.*	541,054	18,514,868
Graphic Packaging Holding Co.	1,092,878	15,409,580

		33,924,448

Diversified Consumer Services — 0.7%
DeVry Education Group, Inc.	54,931	1,661,114
K12, Inc.*	411,130	6,647,972
Strayer Education, Inc.*	100,478	5,096,244

		13,405,330

Diversified Financial Services
Gain Capital Holdings, Inc.	2,000	19,760

Diversified Telecommunication Services — 0.8%
IDT Corp. (Class B Stock)	73,899	1,258,500
Inteliquent, Inc.	137,323	2,610,510
Intelsat SA*(a)	179,011	2,253,748
Iridium Communications, Inc.*(a)	851,598	8,660,752
Premiere Global Services, Inc.*	44,010	449,342

		15,232,852

Electric Utilities — 1.1%
El Paso Electric Co.	61,734	2,297,122
IDACORP, Inc.	223,659	13,493,347
MGE Energy, Inc.	79,294	3,289,115
Portland General Electric Co.(a)	77,503	2,725,006
Unitil Corp.	5,983	204,619

		22,009,209

Electrical Equipment — 0.2%
Thermon Group Holdings, Inc.*	181,725	4,228,741

Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.*	20,954	1,251,163
Benchmark Electronics, Inc.*	310,350	7,302,536
Checkpoint Systems, Inc.	250,630	2,596,527
Electro Rent Corp.	32,264	349,742
Fabrinet (Thailand)*	104,694	1,896,008
Kimball Electronics, Inc.*	50,925	651,331
Methode Electronics, Inc.	60,194	2,555,837
Sanmina Corp.*	900,174	18,300,537
Vishay Intertechnology, Inc.(a)	139,824	1,772,968

		36,676,649

Energy Equipment & Services — 3.9%
Atwood Oceanics, Inc.(a)	170,900	5,704,642
Bristow Group, Inc.	334,973	20,811,872
C&J Energy Services Ltd.*	56,700	989,415
Forum Energy Technologies, Inc.*	765,995	17,817,044
Frank’s International NV(a)	77,400	1,609,920
Gulf Island Fabrication, Inc.	44,684	589,382
Helix Energy Solutions Group, Inc.*	879,850	14,499,928
Matrix Service Co.*	25,288	555,577

Newpark Resources, Inc.*	527,100	5,408,046
Parker Drilling Co.*	75,300	282,375
PHI, Inc.*	21,315	667,799
Pioneer Energy Services Corp.*	309,646	2,306,863
Superior Energy Services, Inc.	221,163	5,639,657
Tesco Corp.	38,319	492,782

		77,375,302

Food & Staples Retailing — 1.8%
Ingles Markets, Inc. (Class A Stock)	146,805	6,145,257
SpartanNash Co.	221,590	6,685,370
SUPERVALU, Inc.*	2,162,119	19,005,026
Weis Markets, Inc.	85,247	3,780,705

		35,616,358

Food Products — 1.2%
Cal-Maine Foods, Inc.(a)	208,424	9,318,637
Fresh Del Monte Produce, Inc.(a)	197,561	7,295,928
Ingredion, Inc.	72,392	5,747,925
Pilgrim’s Pride Corp.(a)	70,531	1,742,115

		24,104,605

Gas Utilities — 0.7%
AGL Resources, Inc.	24,628	1,238,050
Atmos Energy Corp.	24,532	1,324,728
New Jersey Resources Corp.	349,800	10,672,398

		13,235,176

Health Care Providers & Services — 1.2%
Centene Corp.*	43,900	2,721,361
Community Health Systems, Inc.*	25,989	1,395,089
National Healthcare Corp.	12,656	801,125
Select Medical Holdings Corp.	1,127,394	16,403,583
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	124,233	2,325,642

		23,646,800

Hotels, Restaurants & Leisure — 0.1%
Marcus Corp. (The)	37,002	716,729
Speedway Motorsports, Inc.	58,482	1,339,238

		2,055,967

Household Durables — 1.1%
CSS Industries, Inc.	20,145	570,909
Helen of Troy Ltd.*	238,734	20,915,486
Libbey, Inc.	28,193	1,109,395

		22,595,790

Insurance — 8.8%
Allied World Assurance Co. Holdings AG	205,866	8,469,327
American Equity Investment Life Holding Co.	750,777	20,233,440
American Financial Group, Inc.	42,023	2,655,854
AMERISAFE, Inc.	12,500	564,875
Argo Group International Holdings Ltd.	114,397	5,604,309
Aspen Insurance Holdings Ltd.	132,111	6,173,547
CNO Financial Group, Inc.(a)	731,678	12,438,526
Employers Holdings, Inc.	190,198	4,642,733
Endurance Specialty Holdings Ltd.(a)	97,979	5,915,972
Enstar Group Ltd.*	17,471	2,481,581
FBL Financial Group, Inc. (Class A Stock)	61,468	3,581,740
Federated National Holding Co.	66,939	1,927,843

Fidelity & Guaranty Life	20,632	461,744
First American Financial Corp.	482,874	16,799,187
Global Indemnity PLC*	6,486	178,041
Hanover Insurance Group, Inc. (The)	97,752	6,702,855
HCC Insurance Holdings, Inc.	232,369	13,235,738
HCI Group, Inc.(a)	57,563	2,508,596
Infinity Property & Casualty Corp.	25,781	1,911,661
Maiden Holdings Ltd.	194,255	2,822,525
Navigators Group, Inc. (The)*	73,762	5,757,124
Reinsurance Group of America, Inc.(a)	81,311	7,449,714
RenaissanceRe Holdings Ltd.	6,900	707,181
Selective Insurance Group, Inc.	387,567	10,441,055
StanCorp Financial Group, Inc.	14,154	1,020,220
State Auto Financial Corp.	90,659	2,141,366
Symetra Financial Corp.	347,835	8,261,081
United Fire Group, Inc.	167,225	4,995,011
United Insurance Holdings Corp.	330,780	5,500,871
Universal Insurance Holdings, Inc.	363,585	8,733,312

		174,317,029

Internet & Catalog Retail — 0.1%
1-800-Flowers.com, Inc. (Class A Stock)*	38,700	409,059
Lands’ End, Inc.*(a)	38,200	1,122,316

		1,531,375

IT Services — 2.8%
CACI International, Inc. (Class A Stock)*	229,878	20,284,435
Convergys Corp.	685,331	15,543,307
Science Applications International Corp.	298,896	14,974,690
Sykes Enterprises, Inc.*	182,083	4,557,537
TeleTech Holdings, Inc.	43,963	1,140,400

		56,500,369

Leisure Products
Arctic Cat, Inc.	19,300	684,957

Machinery — 3.0%
Altra Industrial Motion Corp.	94,594	2,494,444
Blount International, Inc.*	82,731	1,097,013
Columbus McKinnon Corp.	51,368	1,302,692
Douglas Dynamics, Inc.	232,501	5,056,897
Federal Signal Corp.	206,764	3,250,330
Global Brass & Copper Holdings, Inc.	153,652	2,341,657
Hyster-Yale Materials Handling, Inc.	11,044	809,967
Kadant, Inc.	33,701	1,717,403
Kennametal, Inc.(a)	46,100	1,632,401
LB Foster Co. (Class A Stock)	47,720	2,039,076
Meritor, Inc.*	1,220,836	16,017,368
TriMas Corp.*	125,402	3,532,574
Trinity Industries, Inc.	185,531	5,026,035
Wabash National Corp.*	351,997	4,934,998
Woodward, Inc.	179,023	8,423,032

		59,675,887

Marine — 0.5%
Matson, Inc.	227,865	9,228,533

Media — 0.1%
Entercom Communications Corp. (Class A Stock)*(a)	38,182	453,602
EW Scripps Co. (The) (Class A Stock)	21,946	511,122
Journal Media Group, Inc.*	8,268	76,810

		1,041,534

Metals & Mining — 0.5%
Century Aluminum Co.*(a)	389,200	5,016,788
Handy & Harman Ltd.*	25,593	906,760
Worthington Industries, Inc.	128,215	3,465,651

		9,389,199

Multi-Utilities — 0.5%
Avista Corp.	155,295	5,065,723
MDU Resources Group, Inc.	237,500	5,293,875

		10,359,598

Oil, Gas & Consumable Fuels — 3.6%
Adams Resources & Energy, Inc.	10,378	483,615
Clayton Williams Energy, Inc.*	14,307	796,471
CVR Energy, Inc.(a)	10,539	421,982
Delek US Holdings, Inc.	423,533	15,636,838
Matador Resources Co.*	36,400	1,009,008
Newfield Exploration Co.*	291,600	11,442,384
Pacific Ethanol, Inc.*(a)	197,512	2,362,244
Panhandle Oil And Gas, Inc. (Class A Stock)	6,900	157,320
PBF Energy, Inc. (Class A Stock)	116,400	3,303,432
Renewable Energy Group, Inc.*	203,819	1,877,173
REX American Resources Corp.*	15,600	986,232
Rosetta Resources, Inc.*(a)	261,110	5,961,141
Ship Finance International Ltd. (Norway)(a)	182,969	2,883,591
SM Energy Co.	152,200	8,823,034
VAALCO Energy, Inc.*	260,571	643,610
Western Refining, Inc.	351,047	15,463,620

		72,251,695

Paper & Forest Products — 1.2%
Clearwater Paper Corp.*	15,686	1,003,433
KapStone Paper & Packaging Corp.	497,522	13,905,740
Schweitzer-Mauduit International, Inc.	183,343	8,105,594

		23,014,767

Professional Services — 1.2%
CRA International, Inc.*	87,105	2,543,466
ICF International, Inc.*	167,600	6,452,600
Korn/Ferry International	251,808	7,939,507
Navigant Consulting, Inc.*	256,848	3,714,022
RPX Corp.*	107,729	1,676,263
VSE Corp.	11,700	832,338

		23,158,196

Real Estate Investment Trusts (REITs) — 12.4%
AG Mortgage Investment Trust, Inc.	377,881	7,262,873
Agree Realty Corp.	38,248	1,177,273
American Capital Mortgage Investment Corp.	355,937	6,243,135
Anworth Mortgage Asset Corp.	25,556	129,825
Apollo Commercial Real Estate Finance, Inc.	284,480	4,861,763
Apollo Residential Mortgage, Inc.	450,181	7,139,871
Armada Hoffler Properties, Inc.	160,995	1,653,419
Ashford Hospitality Trust, Inc.	950,020	8,607,181
Campus Crest Communities, Inc.(a)	75,738	479,422
Capstead Mortgage Corp.(a)	533,692	6,217,512
CBL & Associates Properties, Inc.	386,600	6,962,666
Cedar Realty Trust, Inc.	364,105	2,545,094
Chambers Street Properties	1,603,930	12,029,475
Colony Financial, Inc. (Class A Stock)(a)	296,764	7,689,155
CorEnergy Infrastructure Trust, Inc.	107,076	727,046

CYS Investments, Inc.	1,270,709	11,334,724
Dynex Capital, Inc.	416,706	3,333,648
First Potomac Realty Trust	336,400	3,606,208
Franklin Street Properties Corp.	885,703	10,460,152
Geo Group, Inc. (The)	424,850	16,569,150
Getty Realty Corp.	95,225	1,654,058
Gladstone Commercial Corp.	147,887	2,633,867
Hersha Hospitality Trust	1,169,975	7,522,939
Hospitality Properties Trust	275,900	8,299,072
Inland Real Estate Corp.	532,389	5,478,283
Invesco Mortgage Capital, Inc.	796,126	12,260,340
Investors Real Estate Trust(a)	213,282	1,529,232
Lexington Realty Trust	1,465,877	13,588,680
Mack-Cali Realty Corp.	532,423	9,556,993
MFA Financial, Inc.	461,434	3,585,342
New Residential Investment Corp.	1,151,938	19,629,024
One Liberty Properties, Inc.	30,139	677,525
Pennsylvania Real Estate Investment Trust	32,555	736,069
Pennymac Mortgage Investment Trust	572,543	11,994,776
RAIT Financial Trust	978,219	6,338,859
RLJ Lodging Trust	117,405	3,483,406
Ryman Hospitality Properties, Inc.	10,600	610,984
Select Income REIT	594,628	13,789,423
Summit Hotel Properties, Inc.	88,265	1,162,450
Two Harbors Investment Corp.(a)	214,080	2,247,840

		245,808,754

Road & Rail — 0.2%
AMERCO	4,700	1,513,588
ArcBest Corp.	60,332	2,153,852
Quality Distribution, Inc.*	88,627	879,180

		4,546,620

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Energy Industries, Inc.*	493,724	12,076,489
Amkor Technology, Inc.*	1,519,661	10,683,217
Cirrus Logic, Inc.*	489,796	16,545,309
Pericom Semiconductor Corp.	90,548	1,133,661
Ultra Clean Holdings, Inc.*	156,358	939,711
Xcerra Corp.*	35,100	345,033

		41,723,420

Software — 0.2%
AVG Technologies NV*	202,184	4,836,241

Specialty Retail — 3.4%
Build-A-Bear Workshop, Inc.*	33,400	615,562
Cato Corp. (The) (Class A Stock)	231,022	9,088,405
Express, Inc.*	172,350	2,809,305
Finish Line, Inc. (The) (Class A Stock)	301,018	7,383,972
Group 1 Automotive, Inc.	234,965	18,557,536
Guess?, Inc.	510,122	9,340,334
Murphy USA, Inc.*(a)	127,900	8,355,707
Outerwall, Inc.(a)	88,901	5,905,693
Shoe Carnival, Inc.	57,358	1,497,617
Stage Stores, Inc.	181,213	3,499,223
Stein Mart, Inc.	28,878	341,627

		67,394,981

Textiles, Apparel & Luxury Goods — 0.1%
Culp, Inc.	16,372	423,216
Iconix Brand Group, Inc.*(a)	55,294	1,454,785
Movado Group, Inc.	29,900	875,472

		2,753,473

Thrifts & Mortgage Finance — 3.7%
Berkshire Hills Bancorp, Inc.	107,204	3,002,784
Dime Community Bancshares, Inc.	235,383	3,747,297
Federal Agricultural Mortgage Corp. (Class C Stock)	9,062	284,909
First Defiance Financial Corp.	31,072	1,087,520
Meta Financial Group, Inc.	13,715	561,081
MGIC Investment Corp.*(a)	591,900	6,167,598
OceanFirst Financial Corp.	27,255	457,339
Oritani Financial Corp.	306,676	4,569,472
PennyMac Financial Services, Inc. (Class A Stock)*	19,415	366,555
Provident Financial Services, Inc.	256,720	4,620,960
Radian Group, Inc.(a)	1,172,966	20,949,173
TrustCo Bank Corp.	92,941	619,917
Walker & Dunlop, Inc.*	250,221	4,789,230
Washington Federal, Inc.	812,604	17,552,246
WSFS Financial Corp.	66,926	4,763,124

		73,539,205

Trading Companies & Distributors — 2.3%
Aircastle Ltd.	628,453	15,070,303
CAI International, Inc.*	211,206	5,030,927
GATX Corp.	217,247	11,818,237
Rush Enterprises, Inc. (Class A Stock)*	189,365	4,950,001
TAL International Group, Inc.*(a)	106,237	4,094,374
Textainer Group Holdings Ltd.(a)	132,969	4,028,960

		44,992,802

Water Utilities — 0.2%
SJW Corp.	110,284	3,225,807

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	35,143	1,211,028

TOTAL COMMON STOCKS (cost $1,724,143,168)		1,912,766,420

EXCHANGE TRADED FUND — 3.1%
iShares Russell 2000 Value Index Fund(a) (cost $61,104,412)	599,739	60,555,647

TOTAL LONG-TERM INVESTMENTS (cost $1,785,247,580)		1,973,322,067

SHORT-TERM INVESTMENT — 10.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $204,339,051; includes $204,338,949 of cash collateral for securities on loan)(b)(w)	204,339,051	204,339,051

TOTAL INVESTMENTS — 109.7% (cost $1,989,586,631)(p)		2,177,661,118
Liabilities in excess of other assets — (9.7)%		(191,972,644)

NET ASSETS — 100.0%		$1,985,688,474

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $195,963,825; cash collateral of $204,338,949 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,996,630,516

Appreciation	226,379,850
Depreciation	(45,349,248)

Net Unrealized Appreciation	$181,030,602

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$47,208,840	$—	$—
Air Freight & Logistics	17,999,669	—	—
Airlines	24,936,138	—	—
Auto Components	84,558,810	—	—
Automobiles	4,308,172	—	—
Banks	300,120,210	—	—
Capital Markets	45,737,707	—	—
Chemicals	34,425,229	—	—
Commercial Services & Supplies	30,771,553	—	—
Communications Equipment	5,337,184	—	—
Construction & Engineering	23,495,969	—	—
Consumer Finance	38,554,482	—	—
Containers & Packaging	33,924,448	—	—
Diversified Consumer Services	13,405,330	—	—
Diversified Financial Services	19,760	—	—
Diversified Telecommunication Services	15,232,852	—	—
Electric Utilities	22,009,209	—	—
Electrical Equipment	4,228,741	—	—
Electronic Equipment, Instruments & Components	36,676,649	—	—
Energy Equipment & Services	77,375,302	—	—
Food & Staples Retailing	35,616,358	—	—
Food Products	24,104,605	—	—
Gas Utilities	13,235,176	—	—
Health Care Providers & Services	23,646,800	—	—
Hotels, Restaurants & Leisure	2,055,967	—	—
Household Durables	22,595,790	—	—
Insurance	174,317,029	—	—
Internet & Catalog Retail	1,531,375	—	—
IT Services	56,500,369	—	—
Leisure Products	684,957	—	—
Machinery	59,675,887	—	—
Marine	9,228,533	—	—

Media	1,041,534	—	—
Metals & Mining	9,389,199	—	—
Multi-Utilities	10,359,598	—	—
Oil, Gas & Consumable Fuels	72,251,695	—	—
Paper & Forest Products	23,014,767	—	—
Professional Services	23,158,196	—	—
Real Estate Investment Trusts (REITs)	245,808,754	—	—
Road & Rail	4,546,620	—	—
Semiconductors & Semiconductor Equipment	41,723,420	—	—
Software	4,836,241	—	—
Specialty Retail	67,394,981	—	—
Textiles, Apparel & Luxury Goods	2,753,473	—	—
Thrifts & Mortgage Finance	73,539,205	—	—
Trading Companies & Distributors	44,992,802	—	—
Water Utilities	3,225,807	—	—
Wireless Telecommunication Services	1,211,028	—	—
Exchange Traded Fund	60,555,647	—	—
Affiliated Money Market Mutual Fund	204,339,051	—	—

Total	$2,177,661,118	$—	$—

International Equity Portfolio

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 96.9%
Australia — 4.1%
Ansell Ltd.	98,662	$2,030,486
Arrium Ltd.	1,291,400	176,145
Ausdrill Ltd.	166,700	58,501
Australia & New Zealand Banking Group Ltd.	45,300	1,212,134
Bank of Queensland Ltd.	165,969	1,704,330
Bendigo & Adelaide Bank Ltd.	91,300	869,092
Bradken Ltd.	227,100	408,446
Caltex Australia Ltd.	104,645	2,918,544
Challenger Ltd.	248,800	1,381,531
Downer EDI Ltd.	288,000	1,001,471
Fortescue Metals Group Ltd.(a)	355,100	599,877
Lend Lease Group	178,100	2,250,348
Metcash Ltd.	637,800	665,778
Mineral Resources Ltd.	75,100	381,799
National Australia Bank Ltd.	54,600	1,580,968
Orica Ltd.	66,800	1,058,626
Pacific Brands Ltd.*	914,400	312,719
Primary Health Care Ltd.	260,000	1,017,639
Seven West Media Ltd.	882,400	879,206
Toll Holdings Ltd.	237,600	1,681,672

		22,189,312

Austria — 0.7%
OMV AG	39,100	1,301,392
UNIQA Insurance Group AG	147,640	1,450,299
Voestalpine AG	29,800	1,247,669

		3,999,360

Belgium — 1.9%
AGFA-Gevaert NV*	102,600	257,828
Anheuser-Busch InBev NV	50,178	6,109,095
Delhaize Group SA	25,400	2,044,712
Dexia SA*	16,878	1,186
KBC Groep NV*	33,920	2,231,711

		10,644,532

Brazil — 0.3%
BB Seguridade Participacoes SA	136,400	1,572,723
Estacio Participacoes SA	36,100	214,111

		1,786,834

Canada — 0.5%
MacDonald, Dettwiler & Associates Ltd.	34,500	2,738,840

China — 0.5%
Poly Property Group Co. Ltd.	1,482,000	949,528
Shougang Fushan Resources Group Ltd.	1,824,000	468,199
TCL Communication Technology Holdings Ltd.	1,365,000	1,452,775

		2,870,502

Denmark — 1.0%
A.P. Moeller - Maersk A/S (Class B Stock)	700	1,389,209
Carlsberg A/S (Class B Stock)	24,598	2,242,564
TDC A/S	267,900	2,039,633

		5,671,406

Finland — 1.2%
Sampo Oyj (Class A Stock)	79,793	3,866,317
Tieto Oyj	41,200	987,992
UPM-Kymmene OYJ	83,200	1,505,470

		6,359,779

France — 8.6%
Alstom SA*	37,700	1,184,322
Arkema SA	6,200	498,935
AXA SA	74,000	1,871,155
BNP Paribas SA	84,717	5,349,995
Cap Gemini SA	43,924	3,913,436
Cie Generale des Etablissements Michelin	22,600	2,520,261
CNP Assurances	73,800	1,326,444
Credit Agricole SA	124,000	1,929,239
Electricite de France	101,200	2,575,025
Renault SA	19,800	2,083,313
Sanofi	47,800	4,865,591
SCOR SE	42,800	1,540,449
Societe Generale SA	24,200	1,209,873
Thales SA	42,000	2,556,787
Total SA	79,900	4,326,586
Valeo SA	37,435	6,001,576
Vinci SA	52,109	3,196,095

		46,949,082

Germany — 7.9%
Allianz SE	18,300	3,114,933
Aurubis AG	3,600	227,481
BASF SE	26,000	2,583,051
Bayer AG	42,875	6,171,117
Bayerische Motoren Werke AG	47,372	5,588,227
Continental AG	8,661	2,029,749
Daimler AG	50,600	4,865,031
Deutsche Bank AG	67,000	2,142,786
Deutsche Lufthansa AG	60,200	830,258
E.ON SE	54,400	846,901
Freenet AG	48,100	1,557,968
Hannover Rueck SE	19,500	1,982,192
Heidelberger Druckmaschinen AG*	7,400	19,843
Merck KGaA	9,300	1,002,589
Muenchener Rueckversicherungs-Gesellschaft AG	14,300	2,791,328
Rheinmetall AG	18,900	967,640
RTL Group SA	13,027	1,221,294
Stada Arzneimittel AG	31,800	1,163,209
Volkswagen AG	12,100	3,065,101
Wincor Nixdorf AG	22,900	866,781

		43,037,479

Greece — 0.1%
Hellenic Telecommunications Organization SA*	39,573	359,716

Hong Kong — 1.7%
China Resources Cement Holdings Ltd.	2,098,000	1,333,374
CK Hutchison Holdings Ltd.	97,000	2,104,142
First Pacific Co. Ltd.	583,200	565,852
Huabao International Holdings Ltd.	1,087,000	1,220,966
Kingboard Chemical Holdings Ltd.	292,680	532,679
Skyworth Digital Holdings Ltd.	2,444,000	2,177,214
Yue Yuen Industrial Holdings Ltd.	410,800	1,560,915

		9,495,142

Ireland — 1.9%
C&C Group PLC	239,200	969,258
James Hardie Industries PLC	156,367	1,795,975
Permanent TSB Group Holdings PLC*	486	2,729
Ryanair Holdings PLC, ADR	23,585	1,529,487
Shire PLC	45,673	3,711,529
Smurfit Kappa Group PLC	82,300	2,519,740

		10,528,718

Israel — 2.2%
Bank Hapoalim BM	182,600	913,358
Elbit Systems Ltd.	16,000	1,266,126
Teva Pharmaceutical Industries Ltd.	51,600	3,135,441
Teva Pharmaceutical Industries Ltd., ADR	115,760	6,994,219

		12,309,144

Italy — 2.0%
A2A SpA	1,000,700	1,152,789
Atlantia SpA	125,115	3,518,860
Azimut Holding SpA	88,801	2,606,553
Enel SpA	361,000	1,711,121
Eni SpA	104,300	2,001,088

		10,990,411

Japan — 22.1%
Alfresa Holdings Corp.	73,200	1,097,027
Alpine Electronics, Inc.	22,600	459,262
Aoyama Trading Co. Ltd.	36,400	1,259,010
Aozora Bank Ltd.	513,000	1,918,846
Asahi Kasei Corp.	124,000	1,167,663
Bank of Yokohama Ltd. (The)	156,000	990,064
Calsonic Kansei Corp.	215,000	1,567,280
Daihatsu Motor Co. Ltd.	65,200	944,450
Daikin Industries Ltd.	40,900	2,755,394
Daiwa House Industry Co. Ltd.	226,400	5,054,386
Don Quijote Holdings Co. Ltd.	64,300	4,905,730
Fuji Oil Co. Ltd.	105,300	1,531,063
Fujikura Ltd.	223,000	1,062,117
Fukuoka Financial Group, Inc.	133,000	764,118
Fuyo General Lease Co. Ltd.	30,600	1,251,673
Heiwa Corp.	71,500	1,490,740
Hogy Medical Co. Ltd.	16,700	804,033
Isuzu Motors Ltd.	249,400	3,305,501
Japan Airlines Co. Ltd.	40,300	1,343,690
Japan Tobacco, Inc.	77,400	2,702,875
JX Holdings, Inc.	169,160	736,638
KDDI Corp.	363,300	8,596,529
Keihin Corp.	71,100	1,164,590
KYORIN Holdings, Inc.	56,000	1,288,100
Kyowa Exeo Corp.	78,200	912,318
Makita Corp.	32,000	1,596,937
Marubeni Corp.	247,900	1,535,011
Matsumotokiyoshi Holdings Co. Ltd.	26,500	964,892
Medipal Holdings Corp.	69,400	946,790
Megmilk Snow Brand Co. Ltd.	27,100	324,962
Miraca Holdings, Inc.	9,100	457,816
Mitsubishi Corp.	58,300	1,257,922
Mitsubishi UFJ Financial Group, Inc.	354,100	2,515,650
Mitsui & Co. Ltd.	147,400	2,061,555
Mizuho Financial Group, Inc.	977,800	1,863,962
Morinaga Milk Industry Co. Ltd.	245,000	907,865

Nichi-iko Pharmaceutical Co. Ltd.	44,700	940,968
Nichirei Corp.	266,000	1,404,067
Nikkiso Co. Ltd.	131,600	1,231,042
Nippon Telegraph & Telephone Corp.	66,100	4,463,403
Nishi-Nippon City Bank Ltd. (The)	254,300	810,313
Nissan Motor Co. Ltd.	277,200	2,877,528
NTT DOCOMO, Inc.	110,000	1,948,374
Otsuka Holdings Co. Ltd.	30,100	950,093
Resona Holdings, Inc.	483,700	2,579,122
Ricoh Co. Ltd.	135,700	1,402,423
Sankyu, Inc.	213,000	998,956
Seino Holdings Co. Ltd.	82,000	941,271
Seven & I Holdings Co. Ltd.	81,700	3,511,821
Shimachu Co. Ltd.	36,500	944,723
Shizuoka Gas Co. Ltd.	28,200	182,932
SKY Perfect JSAT Holdings, Inc.	161,300	1,010,327
SoftBank Corp.	56,200	3,513,082
Sony Corp.	127,100	3,842,455
Sumitomo Corp.	149,600	1,766,436
Sumitomo Metal Mining Co. Ltd.	87,000	1,275,177
Sumitomo Mitsui Financial Group, Inc.	169,000	7,379,317
Suzuken Co. Ltd.	33,220	1,039,534
Toagosei Co. Ltd.	203,400	902,657
Toho Holdings Co. Ltd.	51,700	900,307
Tokai Rika Co. Ltd.	88,400	2,159,846
Toppan Forms Co. Ltd.	50,400	604,102
Toyo Tire & Rubber Co. Ltd.	79,700	1,526,664
Toyoda Gosei Co. Ltd.	56,200	1,300,274
Tsumura & Co.	45,800	1,073,244
United Arrows Ltd.	52,800	1,624,794
Yokohama Rubber Co. Ltd. (The)	167,100	1,798,094

		120,409,805

Liechtenstein — 0.1%
VP Bank AG	3,800	319,738

Netherlands — 4.6%
Aegon NV	175,900	1,387,836
ING Groep NV, CVA*	160,200	2,457,719
Koninklijke Ahold NV	171,200	3,316,856
Koninklijke KPN NV	933,048	3,459,519
NXP Semiconductors NV*	20,721	2,002,240
Royal Dutch Shell PLC (Class A Stock) (AEX)	4,300	136,341
Royal Dutch Shell PLC (Class A Stock) (XLON)	96,238	3,034,390
Royal Dutch Shell PLC (Class B Stock)	188,600	6,038,146
Wolters Kluwer NV	97,660	3,163,948

		24,996,995

New Zealand — 0.3%
Air New Zealand Ltd.	825,600	1,696,634

Norway — 1.6%
DNB ASA	94,500	1,678,812
Fred Olsen Energy ASA(a)	11,700	105,137
Marine Harvest	116,300	1,417,541
Statoil ASA	66,900	1,418,305
Telenor ASA	99,509	2,247,429
Yara International ASA	37,700	1,931,653

		8,798,877

Philippines — 0.5%
Alliance Global Group, Inc.	4,579,300	2,602,432

Portugal — 0.1%
EDP-Energias de Portugal SA	180,100	720,113

Singapore — 0.7%
DBS Group Holdings Ltd.	168,000	2,669,584
United Overseas Bank Ltd.	56,000	1,034,039

		3,703,623

South Africa — 0.3%
Mondi PLC	71,700	1,451,784

Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	22,600	796,329
Banco Santander SA	211,617	1,599,947
Gas Natural SDG SA	28,800	708,138
Mediaset Espana Comunicacion SA*	115,109	1,560,265
Red Electrica Corporacion SA	24,082	2,021,080
Repsol SA	76,500	1,576,970
Telefonica SA	89,000	1,354,621

		9,617,350

Sweden — 3.6%
Assa Abloy AB (Class B Stock)	66,628	3,865,344
Boliden AB	87,100	1,892,307
Nordea Bank AB	147,900	1,879,092
Oriflame Cosmetics SA, SDR(a)	17,400	300,466
Securitas AB (Class B Stock)	104,000	1,555,277
Swedbank AB (Class A Stock)	231,959	5,393,670
Telefonaktiebolaget LM Ericsson (Class B Stock)	203,600	2,226,729
TeliaSonera AB	415,200	2,581,353

		19,694,238

Switzerland — 7.1%
Baloise Holding AG	13,600	1,769,853
Bucher Industries AG	5,600	1,407,548
Cembra Money Bank AG	11,820	786,361
Credit Suisse Group AG*	169,936	4,497,707
GAM Holding AG*	140,010	3,158,764
Georg Fischer AG	2,200	1,556,072
Glencore PLC*	385,513	1,831,395
Helvetia Holding AG	2,000	1,136,287
Novartis AG	99,070	10,112,292
Pargesa Holding SA	18,200	1,325,640
Sunrise Communications Group AG*	20,060	1,874,947
Swiss Life Holding AG*	10,100	2,396,739
Swiss Re AG	40,700	3,610,391
Zurich Insurance Group AG*	10,600	3,271,726

		38,735,722

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	150,300	3,673,332

Thailand — 0.3%
Krung Thai Bank PCL	2,359,000	1,431,215

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S*	479,793	2,136,309

United Kingdom — 18.1%
3i Group PLC	209,500	1,622,932
Alent PLC	54,000	299,883
Amec Foster Wheeler PLC	45,400	635,650

Anglo American PLC	180,019	3,049,957
AstraZeneca PLC	39,600	2,717,597
Aviva PLC	263,100	2,116,747
BAE Systems PLC	346,800	2,686,715
Barclays PLC	300,600	1,176,076
Beazley PLC	313,989	1,350,328
Bellway PLC	46,600	1,416,734
Berkeley Group Holdings PLC	29,100	1,120,421
BG Group PLC	144,437	2,616,250
Bovis Homes Group PLC	75,100	1,069,297
BP PLC	632,500	4,561,814
British American Tobacco PLC	82,163	4,514,305
BT Group PLC	318,000	2,217,905
Carillion PLC	219,400	1,094,658
Centrica PLC	349,500	1,364,610
Dairy Crest Group PLC	80,900	565,585
Debenhams PLC	507,900	697,700
Direct Line Insurance Group PLC	324,356	1,583,512
DS Smith PLC	156,000	834,120
GlaxoSmithKline PLC	80,100	1,850,033
Go-Ahead Group PLC	20,900	789,160
Home Retail Group PLC	314,600	803,905
HSBC Holdings PLC	306,500	3,061,764
Informa PLC	328,216	2,795,255
Intermediate Capital Group PLC	204,800	1,654,088
International Consolidated Airlines Group SA*	229,297	1,901,701
J. Sainsbury PLC	476,100	1,979,648
Lloyds Banking Group PLC	5,427,816	6,428,005
Marston’s PLC	144,620	351,691
Old Mutual PLC	524,912	1,882,912
Pace PLC	166,100	1,053,096
Petrofac Ltd.	52,900	706,066
Provident Financial PLC	54,462	2,512,121
Prudential PLC	248,965	6,198,577
Reed Elsevier PLC	200,041	3,310,728
Rexam PLC	553,195	4,910,008
Rio Tinto Ltd.	36,200	1,631,803
Tate & Lyle PLC	167,200	1,530,919
Taylor Wimpey PLC	925,489	2,349,971
Tesco PLC	208,400	702,443
Tullett Prebon PLC	153,300	839,454
Unilever PLC	61,601	2,700,232
Vesuvius PLC	80,600	560,531
WH Smith PLC	47,700	1,046,536
William Hill PLC	338,967	1,872,822
WM Morrison Supermarkets PLC	693,300	1,976,779
Wolseley PLC	34,619	2,047,507

		98,760,551

United States
Boart Longyear Ltd.*	93,300	14,767

TOTAL COMMON STOCKS (cost $486,760,691)		528,693,742

	Units
RIGHTS*
Australia
Seven West Media Ltd., expiring 05/28/15 (cost $—)	667,683	4,801

	Shares
TOTAL LONG-TERM INVESTMENTS (cost $486,760,691)		528,698,543
SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,205,257; includes $780,073 of cash collateral for securities on loan)(b)(w)	10,205,257	10,205,257

TOTAL INVESTMENTS — 98.8% (cost $496,965,948)(p)		538,903,800
Other assets in excess of liabilities — 1.2%		6,797,291

NET ASSETS — 100.0%		$545,701,091

See the Glossary for abbreviations used in the portfolio’s descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $686,106; cash collateral of $780,073 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$498,020,507

Appreciation	72,141,744
Depreciation	(31,258,451)

Net Unrealized Appreciation	$40,883,293

The book basis may differ from tax basis due to certain tax-related adjustments.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$22,189,312	$—
Austria	—	3,999,360	—
Belgium	257,828	10,386,704	—
Brazil	1,786,834	—	—
Canada	2,738,840	—	—
China	—	2,870,502	—
Denmark	—	5,671,406	—
Finland	—	6,359,779	—
France	—	46,949,082	—
Germany	—	43,037,479	—
Greece	—	359,716	—
Hong Kong	565,852	8,929,290	—
Ireland	1,532,216	8,996,502	—
Israel	6,994,219	5,314,925	—
Italy	—	10,990,411	—

Japan	—	120,409,805	—
Liechtenstein	319,738	—	—
Netherlands	—	24,996,995	—
New Zealand	—	1,696,634	—
Norway	—	8,798,877	—
Philippines	—	2,602,432	—
Portugal	—	720,113	—
Singapore	—	3,703,623	—
South Africa	—	1,451,784	—
Spain	—	9,617,350	—
Sweden	—	19,694,238	—
Switzerland	1,874,947	36,860,775	—
Taiwan	3,673,332	—	—
Thailand	1,431,215	—	—
Turkey	—	2,136,309	—
United Kingdom	1,530,919	97,229,632	—
United States	14,767	—	—
Rights
Australia	—	4,801	—
Affiliated Money Market Mutual Fund	10,205,257	—	—

Total	$32,925,964	$505,977,836	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2015 was as follows:

Banks	11.8%
Insurance	8.5
Pharmaceuticals	8.4
Oil, Gas & Consumable Fuels	5.6
Automobiles	4.2
Diversified Telecommunication Services	3.8
Auto Components	3.7
Wireless Telecommunication Services	3.3
Capital Markets	3.1
Food & Staples Retailing	2.8
Media	2.6
Household Durables	2.3
Metals & Mining	2.3
Affiliated Money Market Mutual Fund (including 0.1% of collateral for securities on loan)	1.9
Food Products	1.9
Chemicals	1.8
Beverages	1.7
Aerospace & Defense	1.7
Trading Companies & Distributors	1.6
Containers & Packaging	1.5
Real Estate Management & Development	1.5
Airlines	1.3
Tobacco	1.3
Electric Utilities	1.3
Building Products	1.2
Construction & Engineering	1.1
Semiconductors & Semiconductor Equipment	1.0
Multiline Retail	1.0
Machinery	1.0
Health Care Providers & Services	1.0
IT Services	0.9
Specialty Retail	0.9
Diversified Financial Services	0.8
Health Care Equipment & Supplies	0.7
Technology Hardware, Storage & Peripherals	0.7

Industrial Conglomerates	0.7%
Commercial Services & Supplies	0.6
Transportation Infrastructure	0.6
Multi-Utilities	0.6
Consumer Finance	0.6
Communications Equipment	0.6
Construction Materials	0.6
Paper & Forest Products	0.5
Road & Rail	0.5
Electrical Equipment	0.4
Hotels, Restaurants & Leisure	0.4
Real Estate-Developers	0.4
Air Freight & Logistics	0.3
Textiles, Apparel & Luxury Goods	0.3
Leisure Products	0.3
Energy Equipment & Services	0.3
Marine	0.3
Gas Utilities	0.2
Internet & Catalog Retail	0.1
Electronic Equipment, Instruments & Components	0.1
Distributors	0.1
Personal Products	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

Prudential Core Bond Fund

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.5%
ASSET-BACKED SECURITIES — 8.0%
Collateralized Loan Obligations — 3.7%
Apidos CDO (Cayman Islands), Series 2012-9AR, Class AR, 144A	1.575	%(c)	07/15/23	250	$249,875
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.817	%(c)	04/18/27	250	249,875
Catamaran CLO 2015-1 Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.825	%(c)	04/22/27	250	250,000
Flatiron CLO 2013-1 Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.674	%(c)	01/17/26	250	248,057
Franklin CLO V Ltd., Series 5A, Class A2, 144A	0.531	%(c)	06/15/18	307	306,026
Gramercy Park CLO Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.574	%(c)	07/17/23	250	248,675
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.814	%(c)	04/15/27	250	249,875
Jersey Street CLO Ltd. (Cayman Islands), Series 2006-1A, Class A, 144A	0.525	%(c)	10/20/18	82	81,858
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.857	%(c)	05/20/27	250	249,850
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.745	%(c)	04/15/26	500	498,389
Palmer Square CLO 2015-1 Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.774	%(c)	05/21/27	250	249,734
Shackleton 2014-VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	1.754	%(c)	07/17/26	250	249,998
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761	%(c)	04/20/27	250	249,613
Voya CLO Ltd. (Cayman Islands), Series 2012-2AR, Class AR, 144A	1.570	%(c)	10/15/22	750	749,625

					4,131,450

Non-Residential Mortgage-Backed Securities — 2.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	599,612
Hertz, Series 2015-1A, Class A(g)	2.730%		03/25/21	600	600,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	1.271	%(c)	05/05/27	250	248,975
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	1.645	%(c)	01/20/25	250	249,103
SLM Student Loan Trust, Series 2008-9, Class A	1.777	%(c)	04/25/23	1,121	1,150,502
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	345	348,222

					3,196,414

Residential Mortgage-Backed Securities — 1.4%
RAAC Trust, Series 2007-SP3, Class A1	1.381	%(c)	09/25/47	506	496,015
Sierra Timeshare 2013-3 Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	320	322,674
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	700	700,000

					1,518,689

TOTAL ASSET-BACKED SECURITIES (cost $8,790,475)					8,846,553

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, Series 2015-GC27, Class A4	2.878%		02/10/48	1,100	1,095,997
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,099	1,153,551

FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	1,000	1,069,450
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(c)	07/25/23	500	523,558
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%		10/25/23	1,100	1,189,203
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.553	%(c)	04/10/38	1,100	1,128,180
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	1,100	1,099,349
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790%		02/15/48	850	874,755
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466	%(c)	01/15/45	1,000	1,025,092
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	910	954,157

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,159,992)					10,113,292

CORPORATE BONDS — 38.4%
Aerospace & Defense — 0.4%
Boeing Co. (The), Sr. Unsec’d. Notes	3.500%		03/01/45	130	123,724
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%		03/01/35	110	107,841
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%		03/01/45	170	163,506

					395,071

Airlines — 0.7%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%		07/15/24	266	289,815
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%		11/01/28	105	106,444
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%		06/17/21	282	326,005

					722,264

Auto Components
BorgWarner, Inc., Sr. Unsec’d. Notes	3.375%		03/15/25	45	45,700

Automobiles — 0.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	295	295,766
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	550	554,166
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.150%		02/26/20	175	176,156

					1,026,088

Banks — 6.0%
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	510	541,110
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	100	109,836
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	235	249,849
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	200	211,376
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	500	495,573
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	525	542,370
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	425	430,175
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	250	260,697
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	315	310,804
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	100	102,572
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	100	100,536
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	100	115,480
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	75	75,755

JPMorgan Chase Bank NA, Sub. Notes	6.000%	10/01/17	700	773,648
KeyBank NA, Sr. Unsec’d. Notes	2.250%	03/16/20	305	306,075
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%	02/06/25	275	268,899
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%	02/10/20	335	335,105
National City Corp., Sub. Notes	6.875%	05/15/19	780	913,644
PNC Bank NA, Sr. Unsec’d. Notes	2.950%	02/23/25	250	247,976
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/16/20	250	252,853

				6,644,333

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	250	282,585
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	125	127,841

				410,426

Capital Markets — 2.8%
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	1.750%	01/29/18	310	310,709
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%	02/13/18	320	320,783
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	75	75,023
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%	02/15/19	1,250	1,483,207
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.700%	10/23/24	500	511,405
Morgan Stanley, Sub. Notes, MTN	4.350%	09/08/26	350	356,555

				3,057,682

Chemicals — 1.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	40	38,650
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	350	398,566
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	520	562,143
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	550	558,528
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	310	364,551
Monsanto Co., Sr. Unsec’d. Notes	3.950%	04/15/45	60	57,252

				1,979,690

Commercial Services & Supplies — 0.2%
Waste Management, Inc., Gtd. Notes	3.125%	03/01/25	220	219,608

Communications Equipment
Harris Corp., Sr. Unsec’d. Notes	3.832%	04/28/25	30	30,137

Consumer Finance — 0.7%
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	575	565,935
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	180	178,742

				744,677

Diversified Financial Services — 2.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	1,700	1,725,884
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	600	601,231

				2,327,115

Diversified Telecommunication Services — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	530	524,402
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	60	58,752
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	75	73,323
Telstra Corp. Ltd. (Australia), Sr. Unsec’d. Notes, 144A	3.125%	04/07/25	90	90,443
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	100	109,382
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55	675	631,824

				1,488,126

Electric Utilities — 4.2%
Alabama Power Co., Sr. Unsec’d. Notes	2.800%	04/01/25	75	74,898
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	40	39,213
Duke Energy Carolinas LLC, First Ref.Mortgage	3.750%	06/01/45	160	159,384
Entergy Corp., Sr. Unsec’d. Notes	3.625%	09/15/15	1,200	1,210,643
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	250	276,716
Oncor Electric Delivery Co. LLC, Sec’d. Notes, 144A	2.950%	04/01/25	60	59,815
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500%	08/15/15	600	602,294
PECO Energy Co., First Ref.Mortgage	4.800%	10/15/43	120	140,188
PPL Electric Utilities Corp., First Mortgage	3.000%	09/15/21	420	436,365
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300%	05/01/18	1,300	1,446,368
Southern California Edison Co., First Mortgage	3.600%	02/01/45	170	164,238
Union Electric Co., First Mortgage	3.650%	04/15/45	50	48,181

				4,658,303

Electrical Equipment — 0.3%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.050%	03/01/20	270	271,547
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25	115	115,182

				386,729

Energy Equipment & Services — 0.4%
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A	4.650%	03/15/25	190	199,839
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	225	225,526

				425,365

Food & Staples Retailing — 0.6%
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%	02/15/20	215	214,189
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	150	179,268
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	285	294,799

				688,256

Food Products — 0.2%
J.M. Smucker Co. (The), Gtd. Notes, 144A	3.000%	03/15/22	115	115,419
J.M. Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25	45	45,314
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	70	71,564

				232,297

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.950%	03/15/25	235	235,667
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	160	167,689
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	140	144,773
Medtronic, Inc., Gtd. Notes, 144A	4.375%	03/15/35	350	369,796

				917,925

Health Care Providers & Services — 2.1%
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	100	102,914
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	170	231,025
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	55	55,333
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	310	363,365
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	270	270,757
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	700	721,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	260	284,244
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200%	07/01/55	75	73,001
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	40	38,331
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	190	188,328

				2,328,298

Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc.., Sr. Unsec’d. Notes	3.000%	03/01/19	250	257,551
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37	30	37,898

				295,449

Household Durables — 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	240	244,899

Industrial Conglomerates — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A (original cost $223,368; purchased 02/11/15)(a)(g)	3.600%	03/01/25	220	224,455

Insurance — 2.7%
ACE INA Holdings, Inc., Gtd. Notes	3.150%	03/15/25	95	96,647
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	260	269,136
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	100	109,589
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	100	100,198
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	210	264,042
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	400	406,297
MetLife, Inc., Sr. Unsec’d. Notes	4.368%	09/15/23	560	617,731
New York Life Global Funding, Sec’d. Notes, 144A	1.950%	02/11/20	405	404,030
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	120	153,425
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	140	141,344
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	140	133,181
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A (original cost $139,157; purchased 02/12/15)(a)(g)	4.900%	09/15/44	120	131,497
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A (original cost $152,774; purchased 02/12/15)(a)(g)	2.950%	11/01/19	150	153,217

				2,980,334

IT Services — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	2.750%	09/01/20	165	165,259

Machinery — 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	171,462

Media — 0.7%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	410	453,552
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	200	215,750
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	50	51,775

				721,077

Metals & Mining — 0.2%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125%	05/20/21	130	139,454
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	5.875%	04/23/45	90	88,497

				227,951

Multi-Utilities — 0.1%
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	135	135,895

Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	125	125,555
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	4.750%	09/30/21	50	47,678
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	150	148,396
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	150	204,431
Enterprise Products Operating LLC, Gtd. Notes	6.500%	01/31/19	420	485,846
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	95	95,696
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	4.000%	07/15/15	400	402,242

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/20	600	672,776
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	250	340,908
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	275	263,433
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	130	130,758
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.125%	01/15/17	250	269,001
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	255	239,618

				3,426,338

Paper & Forest Products — 0.2%
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	170	170,765

Pharmaceuticals — 1.6%
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	90	90,970
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	225	225,832
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	555	572,615
Eli Lilly & Co., Sr. Unsec’d. Notes	2.750%	06/01/25	85	84,401
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	130	128,777
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	190	183,637
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	410	428,238

				1,714,470

Real Estate Investment Trusts (REITs) — 0.6%
Camden Property Trust, Sr. Unsec’d. Notes	4.625%	06/15/21	200	218,379
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	240	281,950
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	135	136,575

				636,904

Road & Rail — 1.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45	270	272,242
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550%	03/01/19	250	283,751
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250%	05/15/19	250	297,952
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $74,136; purchased 02/10/15)(a)(g)	4.500%	02/15/45	75	74,017
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $304,908; purchased 02/05/15)(a)(g)	3.050%	01/09/20	300	305,313
Ryder System, Inc., Unsec’d. Notes, MTN	2.650%	03/02/20	110	111,261
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	45	42,677

				1,387,213

Software — 0.4%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	290	289,493
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	125	123,399

				412,892

Specialty Retail — 0.2%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25	240	237,368

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	85	76,009

Tobacco — 0.3%
Philip Morris International, Inc., Sr. Unsec’d. Notes	3.600%	11/15/23	270	287,004

TOTAL CORPORATE BONDS (cost $42,093,272)				42,243,834

MUNICIPAL BONDS — 0.9%
California — 0.4%
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582%		05/15/39	300	392,421
University of California, Revenue Bonds	3.931%		05/15/45	30	29,962
University of California, Revenue Bonds	4.131%		05/15/45	30	29,825

					452,208

New Jersey — 0.3%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%		01/01/41	250	361,860

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.511%		12/01/45	150	182,107

TOTAL MUNICIPAL BONDS (cost $1,018,788)					996,175

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	600	658,500
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	200	198,445

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $855,270)					856,945

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.8%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	21	22,784
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	2.403	%(c)	02/25/45	73	74,057
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500%		01/01/30	500	504,375
BCAP LLC 2011-RR4-I Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	597	556,699
Bear Stearns ARM Trust, Series 2005-5, Class A2	2.260	%(c)	08/25/35	214	215,689
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	11	10,903
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.681	%(c)	02/25/25	171	171,889
Fannie Mae REMICS, Series 2007-114, Class A6	0.381	%(c)	10/25/37	1,434	1,416,330
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	169	197,101
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.221	%(c)	12/25/36	339	337,344
Freddie Mac REMICS, Series 3346, Class FA	0.412	%(c)	02/15/19	255	254,956
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.080	%(c)	10/25/27	750	750,140
Government National Mortgage Assoc., Series 2000-9, Class FG	0.783	%(c)	02/16/30	37	37,093
Government National Mortgage Assoc., Series 2000-9, Class FH	0.683	%(c)	02/16/30	45	44,976
Government National Mortgage Assoc., Series 2011-H21, Class FT	0.920	%(c)	10/20/61	480	482,006
Government National Mortgage Assoc., Series 2012-H29, Class SA	0.688	%(c)	10/20/62	400	400,463
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.381	%(c)	12/20/54	46	45,463
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.677	%(c)	09/25/35	157	157,479
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.279	%(c)	09/01/21	951	955,114

LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A	2.179	%(c)	04/01/20	1,000	985,331
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.181	%(c)	04/01/20	600	592,140
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.179	%(c)	10/25/35	160	151,429
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.391	%(c)	02/25/36	222	202,845
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	0.548	%(c)	11/06/17	816	818,171
Sequoia Mortgage Trust 10, Series 10, Class 2A1	0.941	%(c)	10/20/27	114	106,743
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.431	%(c)	07/19/35	95	81,999
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	2.217	%(c)	01/25/32	16	15,618
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A	1.536	%(c)	06/25/42	178	171,541
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR9, Class 1A	1.536	%(c)	08/25/42	9	8,837
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1	0.471	%(c)	10/25/45	1,080	1,001,053

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,764,917)					10,770,568

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.1%
Federal Home Loan Mortgage Corp.	3.000%		07/01/43	1,022	1,039,740
Federal Home Loan Mortgage Corp.	3.500%		06/01/42-09/01/42	2,570	2,693,858
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	531	569,065
Federal Home Loan Mortgage Corp.	4.500%		06/01/42	499	542,967
Federal National Mortgage Assoc.	2.319	%(c)	07/01/25	6	6,485
Federal National Mortgage Assoc.	2.500%		TBA	2,500	2,562,939
Federal National Mortgage Assoc.	2.625	%(c)	08/01/24	16	15,623
Federal National Mortgage Assoc.	3.000%		TBA	1,000	1,017,521
Federal National Mortgage Assoc.	3.000%		04/01/43-06/01/43	2,377	2,423,425
Federal National Mortgage Assoc.	3.500%		TBA	1,750	1,829,297
Federal National Mortgage Assoc.	3.500%		10/01/41-10/01/42	3,931	4,123,559
Federal National Mortgage Assoc.	4.000%		TBA	500	534,287
Federal National Mortgage Assoc.	4.000%		TBA	1,500	1,600,752
Federal National Mortgage Assoc.	4.000%		09/01/44	982	1,049,975
Federal National Mortgage Assoc.	4.500%		TBA	500	544,180
Federal National Mortgage Assoc.	4.500%		TBA	500	543,555
Federal National Mortgage Assoc.	4.500%		08/01/40-04/01/41	481	531,018
Federal National Mortgage Assoc.	5.000%		TBA	2,000	2,227,547
Federal National Mortgage Assoc.	5.223	%(c)	12/01/30	2	2,319
Government National Mortgage Assoc.	1.625	%(c)	05/20/23-07/20/30	153	158,086
Government National Mortgage Assoc.	1.750	%(c)	01/20/24-03/20/30	238	247,635
Government National Mortgage Assoc.	2.000	%(c)	10/20/24-06/20/27	77	80,345
Government National Mortgage Assoc.	2.500	%(c)	02/20/25	25	26,361
Government National Mortgage Assoc.	3.500%		TBA	1,500	1,582,383
Government National Mortgage Assoc.	4.000%		TBA	1,000	1,068,555
Government National Mortgage Assoc.	4.500%		TBA	1,500	1,625,449

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,639,301)					28,646,926

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds	2.500%	02/15/45	270	256,500
U.S. Treasury Bonds	3.000%	11/15/44	200	210,453
U.S. Treasury Bonds(h)	4.375%	02/15/38	700	910,328
U.S. Treasury Bonds(k)	4.500%	05/15/38	490	647,565
U.S. Treasury Notes	1.375%	03/31/20-04/30/20	1,675	1,669,515

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,729,579)				3,694,361

SOVEREIGNS — 1.9%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	300	295,832
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.875%	01/22/21	200	213,700
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	200	205,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.125%	01/15/45	250	256,875
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	350	359,362
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	200	202,500
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23	100	101,660
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%	01/22/44	100	125,080
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	250	287,975

TOTAL SOVEREIGNS (cost $2,056,198)				2,048,484

TOTAL LONG-TERM INVESTMENTS (cost $108,107,792)				108,217,138

SHORT-TERM INVESTMENT — 18.7%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $20,569,117)(w)			20,569,117	20,569,117

TOTAL INVESTMENTS — 117.2% (cost $128,676,909)(p)				128,786,255
Liabilities in excess of other assets(x) — (17.2)%				(18,941,345)

NET ASSETS — 100.0%				$109,844,910

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a restricted security; the aggregate original cost of the restricted securities is $894,343. The aggregate value of $888,499 is approximately 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(g)	Indicates a security or securities that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$129,963,228

Appreciation	744,163
Depreciation	(1,921,136)

Net Unrealized Depreciation	$(1,176,973)

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
52	5 Year U.S. Treasury Notes		$6,219,305	$6,246,906	$27,601
50	10 Year U.S. Treasury Notes		6,438,250	6,418,750	(19,500)
56	U.S. Ultra Treasury Bonds		9,395,098	9,212,000	(183,098)

					(174,997)

	Short Positions:
12	2 Year U.S. Treasury Notes		2,631,750	2,631,187	563
49	20 Year U.S. Treasury Bonds		7,946,206	7,820,094	126,112

					126,675

					$(48,322)

(1)	U.S. Treasury Security with a market value of $343,606 has been segregated with Citigroup Global Markets, Inc. to cover requirements for open futures contract at April 30, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2015.

Interest rate swap agreements outstanding at April 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(2)	Counterparty
Over-the-counter swap agreements
1,220	03/30/25	2.015%	CPI Index(1)	$10,872	$—	$10,872	Barclays Capital Group

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
3,370	10/31/21	1.957%	3 Month LIBOR(1)	$(3,915)	$(31,484)	$(27,569)
1,445	12/31/21	1.799%	3 Month LIBOR(1)	—	6,485	6,485
3,390	12/31/21	1.831%	3 Month LIBOR(1)	13,099	9,554	(3,545)

				$9,184	$(15,445)	$(24,629)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2015.

Credit Default swap agreements outstanding at April 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1)
CMBX.NA.8.AAA	10/17/57	0.500%	3,000	$(105,982)	$(137,211)	$31,229	Goldman Sachs & Co.

U.S. Treasury Security with a market value of $260,094 has been segregated with Citigroup Global Markets, Inc. to cover requirements for open exchange-traded interest rate and credit default swaps.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of April 30, 2015
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,132,350	$1,999,100
Non-Residential Mortgage-Backed Securities	—	2,347,439	848,975
Residential Mortgage-Backed Securities	—	818,689	700,000
Commercial Mortgage-Backed Securities	—	10,113,292	—
Corporate Bonds	—	41,521,570	722,264
Municipal Bonds	—	996,175	—
Non-Corporate Foreign Agencies	—	856,945	—
Residential Mortgage-Backed Securities	—	9,674,053	1,096,515
U.S. Government Agency Obligations	—	28,646,926	—
U.S. Treasury Obligations	—	3,694,361	—
Sovereigns	—	2,048,484	—
Affiliated Money Market Mutual Fund	20,569,117	—	—
Other Financial Instruments*
Futures Contracts	(48,322)	—	—
Over-the-counter interest rate swaps	—	10,872	—
Exchange-traded interest rate swaps	—	(24,629)	—
Over-the-counter credit default swaps	—	(105,982)	—

Total	$20,520,795	$102,730,545	$5,366,854

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Non- Residential Mortgage-Backed Securities	Asset-Backed Securities - Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Corporate Bonds
Balance as of 07/31/14	$—	$—	$—	$—	$—
Accrued discount/premium	—	22	—	—	(1,632)
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)*	(750)	(107)	732	—	1,672
Purchases	1,999,850	849,060	699,268	1,096,515	722,224
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 04/30/15	$1,999,100	$848,975	$700,000	$1,096,515	$722,264

*	Of which, $1,547 was relating to securities held at reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Collateralized Loan Obligations	$249,850	Pricing at Cost	Unadjusted purchase price
Asset-Backed Securities - Collateralized Loan Obligations	1,749,250	Market approach	Single Broker indicative quote
Asset-Backed Securities - Non-Residential Mortgage-Backed Securities	848,975	Market approach	Single Broker indicative quote
Asset-Backed Securities - Residential Mortgage-Backed Securities	700,000	Market approach	Single Broker indicative quote
Residential Mortgage-Backed Securities	1,096,515	Pricing at Cost	Unadjusted purchase price
Corporate Bonds	722,264	Market approach	Single Broker indicative quote

	$5,366,854

Mortgage-Backed Securities Portfolio

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Interest Rate		MaturityDate	Principal Amount(000)#	Value
LONG-TERM INVESTMENTS — 105.0%
ASSET-BACKED SECURITIES — 10.1%
Collateralized Loan Obligations — 3.3%
Ares XXX CLO Ltd., Series 2014-30A, Class B, 144A	1.725	%(c)	04/20/23	315	$311,342
Carlyle Global Market Strategies Ltd., Series 2014-1A, Class A, 144A	1.794	%(c)	04/17/25	250	250,413
Cent CLO 22 Ltd., Series 2014-22A, Class A1, 144A	1.713	%(c)	11/07/26	250	249,188
Dryden Sr. Loan Fund, Series 2014-33A, Class A, 144A	1.733	%(c)	07/15/26	425	424,998
Magnetite CLO Ltd., Series 2014-9A, Class A2, 144A	2.206	%(c)	07/25/26	250	246,934

					1,482,875

Non-Residential Mortgage-Backed Securities — 6.5%
American Credit Acceptance Receivables Trust, Series 2012-3, Class B, 144A	2.280%		09/17/18	200	200,068
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class D	3.380%		04/09/18	350	358,849
Barclays Dryrock Issuance Trust, Series 2014-2, Class A	0.522	%(c)	03/16/20	450	449,557
Carfinance Capital Auto Trust, Series 2013-1A, Class A, 144A	1.650%		07/17/17	10	9,877
CPS Auto Receivables Trust, Series 2013-A, Class A, 144A	1.310%		06/15/20	231	229,262
Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 144A	2.290%		04/15/22	290	291,081
Huntington Auto Trust, Series 2012-2, Class B	1.070%		02/15/18	110	110,199
SpringCastle America Funding LLC, Series 2014-AA, Class A, 144A	2.700%		05/25/23	252	252,955
Springleaf Funding Trust, Series 2014-AA, Class A, 144A	2.410%		12/15/22	180	180,281
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.200%		11/15/24	380	383,548
Westlake Automobile Receivables Trust, Series 2014-2A, Class C, 144A	2.240%		04/15/20	325	326,438
World Omni Auto Receivables Trust, Series 2012-B, Class B	1.060%		09/16/19	90	90,026

					2,882,141

Residential Mortgage-Backed Securities — 0.3%
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4	4.934%		08/25/35	125	125,594

TOTAL ASSET-BACKED SECURITIES (cost $4,475,120)					4,490,610

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
FREMF Mortgage Trust, Series 2012-K501, Class C, 144A	3.443%		11/25/46	244	249,240
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.897	%(c)	05/15/43	300	310,073

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $583,742)					559,313

MUNICIPAL BOND — 0.4%
New York
Utility Debt Securitization Authority, Series T, Revenue Bonds (cost $179,992)	3.435%		12/15/25	180	188,442

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.4%
Bear Stearns ARM Trust, Series 2003-7, Class 6A	2.523	%(c)	10/25/33	113	113,444
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 3A1	2.630	%(c)	03/25/36	132	121,641
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7	5.500%		01/25/36	82	77,313
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2	5.500%		02/25/36	234	225,186
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A3	5.500%		11/25/35	170	157,165
Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1A	2.518	%(c)	03/25/47	45	44,614
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3	6.250%		09/25/36	37	35,044
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A6	6.000%		04/25/36	36	35,174
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M1	2.174	%(c)	10/25/23	443	449,992

Federal Home Loan Mortgage Corp., Series 74, Class F	6.000%		10/15/20	5		5,359
Federal Home Loan Mortgage Corp., Series 83, Class Z	9.000%		10/15/20	1		796
Federal Home Loan Mortgage Corp., Series 186, Class E	6.000%		08/15/21	6		6,529
Federal Home Loan Mortgage Corp., Series 1058, Class H	8.000%		04/15/21	2		1,668
Federal Home Loan Mortgage Corp., Series 1116, Class I	5.500%		08/15/21	2		1,926
Federal Home Loan Mortgage Corp., Series 1120, Class L	8.000%		07/15/21	11		12,526
Federal Home Loan Mortgage Corp., Series 2809, Class UC	4.000%		06/15/19	143		149,720
Federal Home Loan Mortgage Corp., Series 3787, Class AY	3.500%		01/15/26	285		299,100
Federal Home Loan Mortgage Corp., Series 3840, Class HB	3.500%		04/15/26	330		348,552
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5	7.500%		02/25/42	108		125,821
Federal National Mortgage Assoc., Series 56, Class 1, Interest Strip	6.000%		04/25/19	3		2,736
Federal National Mortgage Assoc., Series 1988-19, Class J	8.500%		07/25/18	2		2,516
Federal National Mortgage Assoc., Series 1990-10, Class L	8.500%		02/25/20	2		1,791
Federal National Mortgage Assoc., Series 1990-108, Class G	7.000%		09/25/20	3		3,463
Federal National Mortgage Assoc., Series 1991-21, Class J	7.000%		03/25/21	3		3,795
Federal National Mortgage Assoc., Series 1992-113, Class Z	7.500%		07/25/22	7		8,132
Federal National Mortgage Assoc., Series 1993-223, Class ZA	6.500%		12/25/23	90		99,033
Federal National Mortgage Assoc., Series 2001-51, Class QN	6.000%		10/25/16	19		19,626
Federal National Mortgage Assoc., Series 2003-33, Class PT	4.500%		05/25/33	43		46,559
Federal National Mortgage Assoc., Series 2011-67, Class BE	3.500%		07/25/26	285		299,509
Federal National Mortgage Assoc., Series G14, Class L	8.500%		06/25/21	5		5,823
Federal National Mortgage Assoc., Series G92-24, Class Z	6.500%		04/25/22	5		5,030
Federal National Mortgage Assoc., Series G92-59, Class D	6.000%		10/25/22	25		28,350
Federal National Mortgage Assoc., Series G94-4, Class PG	8.000%		05/25/24	84		96,028
First Boston Mortgage Securities Corp., Strip Coupon, Series B, Class I-O, IO	8.985%		04/25/17	3		137
First Boston Mortgage Securities Corp., Strip Coupon, Series B, Class P-O, PO	1.000	%(s)	04/25/17	3		3,157
Government National Mortgage Assoc., Series 2006-35, Class LO, PO	5.400	%(s)	07/20/36	29		27,824
Government National Mortgage Assoc., Series 2012-143, Class IC, IO	5.000%		10/16/41	224		40,914
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1	2.714	%(c)	05/25/37	151		124,147
JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3	5.500%		06/25/37	82		80,266
JPMorgan Mortgage Trust, Series 2014-IVR3, Class 2A, 144A	3.000	%(c)	09/25/44	235		237,966
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	1.570	%(c)	12/25/59	109		109,349
Springleaf Mortgage Loan Trust, Series 2012-3A, Class M1, 144A	2.660	%(c)	12/25/59	175		174,951
Springleaf Mortgage Loan Trust, Series 2013-1A, Class M1, 144A	2.310	%(c)	06/25/58	365		358,317
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	2.154	%(c)	03/25/33	82		82,017
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2	2.629	%(c)	07/25/36	95		91,751

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,081,850)						4,164,757

U.S. GOVERNMENT AGENCY OBLIGATIONS — 83.8%
Federal Home Loan Mortgage Corp.	3.500%		TBA	3,000		3,138,457
Federal Home Loan Mortgage Corp.	5.000%		10/01/35	472		526,650
Federal Home Loan Mortgage Corp.	5.500%		06/01/34	52		59,439
Federal Home Loan Mortgage Corp.	6.000%		02/01/21	373		398,322
Federal Home Loan Mortgage Corp.	6.500%		01/01/18 - 06/01/22	23		26,056
Federal Home Loan Mortgage Corp.	7.500%		06/01/28	11		12,125
Federal Home Loan Mortgage Corp.	8.500%		04/01/18	—	(r)	386
Federal Home Loan Mortgage Corp.	11.500%		03/01/16	3		2,652
Federal National Mortgage Assoc.	2.440%		01/01/23	5		5,016
Federal National Mortgage Assoc.	2.500%		TBA	1,500		1,537,763
Federal National Mortgage Assoc.	2.660%		09/01/22	5		4,908
Federal National Mortgage Assoc.	2.760%		05/01/21	45		46,643
Federal National Mortgage Assoc.	2.780%		04/01/22	5		5,066
Federal National Mortgage Assoc.	2.980%		01/01/22	5		4,941
Federal National Mortgage Assoc.	3.000%		TBA	3,100		3,154,316

Federal National Mortgage Assoc.	3.200%	04/01/22	5		5,087
Federal National Mortgage Assoc.	3.210%	05/01/23	40		42,253
Federal National Mortgage Assoc.	3.340%	04/01/24	25		26,598
Federal National Mortgage Assoc.	3.450%	01/01/24	10		10,661
Federal National Mortgage Assoc.	3.470%	01/01/24	10		10,532
Federal National Mortgage Assoc.	3.500%	TBA	1,400		1,486,187
Federal National Mortgage Assoc.	3.500%	TBA	9,500		9,952,734
Federal National Mortgage Assoc.	3.670%	08/01/23	20		21,473
Federal National Mortgage Assoc.	3.700%	10/01/23	5		5,455
Federal National Mortgage Assoc.	3.760%	03/01/24	10		10,936
Federal National Mortgage Assoc.	3.855%	12/01/25	15		16,497
Federal National Mortgage Assoc.	3.860%	11/01/23	5		5,531
Federal National Mortgage Assoc.	3.870%	10/01/25	20		21,581
Federal National Mortgage Assoc.	3.890%	05/01/30	30		32,739
Federal National Mortgage Assoc.	3.930%	10/01/23	30		33,272
Federal National Mortgage Assoc.	3.960%	05/01/34	10		11,053
Federal National Mortgage Assoc.	3.970%	05/01/29	10		11,173
Federal National Mortgage Assoc.	4.000%	TBA	4,100		4,381,155
Federal National Mortgage Assoc.	4.060%	10/01/28	19		21,806
Federal National Mortgage Assoc.	4.500%	05/01/35	399		436,974
Federal National Mortgage Assoc.	4.500%	TBA	4,000		4,353,437
Federal National Mortgage Assoc.(k)	5.000%	11/01/18	128		134,602
Federal National Mortgage Assoc.	5.000%	07/01/33	30		33,032
Federal National Mortgage Assoc.	5.000%	TBA	800		891,019
Federal National Mortgage Assoc.	5.500%	09/01/34 - 07/01/35	153		175,332
Federal National Mortgage Assoc.	6.000%	03/01/23 - 12/01/39	103		118,224
Federal National Mortgage Assoc.	6.500%	06/01/15 - 08/01/17	34		34,379
Federal National Mortgage Assoc.	8.000%	12/01/22	6		6,943
Government National Mortgage Assoc.	3.500%	TBA	1,900		2,004,352
Government National Mortgage Assoc.	4.000%	TBA	1,200		1,296,150
Government National Mortgage Assoc.	4.500%	09/20/41	654		710,948
Government National Mortgage Assoc.	5.000%	06/15/40 - 03/15/44	605		677,833
Government National Mortgage Assoc.	5.500%	12/15/38 - 04/15/39	8		8,885
Government National Mortgage Assoc.	6.000%	07/15/24 - 12/15/40	370		421,499
Government National Mortgage Assoc.	6.500%	06/15/23 - 12/15/35	188		217,543
Government National Mortgage Assoc.	7.000%	11/15/31 - 11/15/33	473		563,868
Government National Mortgage Assoc.	7.500%	12/20/23	8		8,848
Government National Mortgage Assoc.	8.000%	03/15/17 - 11/15/30	111		119,007
Government National Mortgage Assoc.	8.250%	06/20/17 - 07/20/17	8		7,870
Government National Mortgage Assoc.	8.500%	04/20/17	15		15,329
Government National Mortgage Assoc.	9.000%	01/15/20	17		18,425
Government National Mortgage Assoc.	9.500%	06/15/20	—	(r)	321

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,933,218)					37,284,283

TOTAL LONG-TERM INVESTMENTS (cost $46,253,922)					46,687,405

	Shares
SHORT-TERM INVESTMENT — 64.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,751,625)(w)	28,751,625	28,751,625

TOTAL INVESTMENTS — 169.6% (cost $75,005,547)(p)		75,439,030
Liabilities in excess of other assets(x) — (69.6)%		(30,947,912)

NET ASSETS — 100.0%		$44,491,118

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$75,005,547

Appreciation	584,851
Depreciation	(151,368)

Net Unrealized Appreciation	$433,483

The book basis may differ from tax basis due to certain tax-related adjustments.

(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Position:
6	20 Year U.S. Treasury Bonds	Jun. 2015	$970,350	$957,563	$(12,787)

	Short Positions:
3	5 Year U.S. Treasury Notes	Jun. 2015	361,499	360,398	1,101
12	10 Year U.S. Treasury Notes	Jun. 2015	1,548,141	1,540,500	7,641

					8,742

					$(4,045)

(1)	U.S. Government Agency Obligation, with a market value of $104,937 has been segregated with the broker Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,482,875	$—
Non-Residential Mortgage-Backed Securities	—	2,701,860	180,281
Residential Mortgage-Backed Securities	—	125,594	—
Commercial Mortgage-Backed Securities	—	559,313	—
Municipal Bond
New York	—	188,442	—
Residential Mortgage-Backed Securities	—	4,164,757	—
U.S. Government Agency Obligations	—	37,284,283	—
Affiliated Money Market Mutual Fund	28,751,625	—	—
Other Financial Instruments*
Futures Contracts	(4,045)	—	—

Total	$28,747,580	$46,507,124	$180,281

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Glossary:

The following abbreviations are used in the preceding Portfolios descriptions:

Exchange

AEX	Amsterdam Stock Exchange
XLON	London Stock Exchange

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CDO	Collateralized Debt Obligation
CVA	Certificate Van Aandelen (Bearer)
FHLMC	Federal Home Loan Mortgage Corp.
FREMF	Freddie Mac Mortgage Trust
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PO	Principal Only
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SDR	Swedish Depositary Receipt
TBA	To Be Announced

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 and managed by PI.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 17, 2015

*	Print the name and title of each signing officer under his or her signature.